UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2014

                                                                      (Form N-Q)

48481-0514                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT -- At March 31, 2014, the Fund's investment in the Series was $638,262,000, at value, representing 99.99% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

================================================================================

1  | USAA Extended Market Index Fund

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SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
March 31, 2014 (Unaudited)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.7%
AAR Corp.                                                  5,805     $    150,640
Aerovironment, Inc. (a)                                    3,079          123,930
Alliant Techsystems, Inc.                                  4,758          676,350
Arotech Corp. (a)                                          4,334           26,957
Astronics Corp. (a)                                        2,570          162,964
Astrotech Corp. (a)                                        5,505           12,937
BE Aerospace, Inc. (a)                                    14,914        1,294,386
CPI Aerostructures, Inc. (a)                               2,530           32,890
Cubic Corp.                                                3,267          166,846
Curtiss-Wright Corp.                                       7,230          459,394
Ducommun, Inc. (a)                                         1,874           46,962
Esterline Technologies Corp. (a)                           4,736          504,573
Exelis, Inc.                                              27,713          526,824
GenCorp, Inc. (a)                                         10,203          186,409
HEICO Corp.                                                  950           57,152
HEICO Corp., Class A                                       7,676          333,215
Hexcel Corp. (a)                                          15,177          660,807
Huntington Ingalls Industries, Inc.                        7,486          765,518
Innovative Solutions & Support, Inc. (a)                   4,600           34,638
Kratos Defense & Security Solutions, Inc. (a)              9,451           71,260
LMI Aerospace, Inc. (a)                                    1,815           25,591
Mantech International Corp., Class A                       2,816           82,818
Moog, Inc., Class A (a)                                    6,702          439,048
Orbital Sciences Corp. (a)                                 9,185          256,261
RBC Bearings, Inc. (a)                                     3,523          224,415
Smith & Wesson Holding Corp. (a)(b)                       10,248          149,826
Spirit Aerosystems Holdings, Inc., Class A (a)            15,240          429,616
Sturm Ruger & Co., Inc. (b)                                3,052          182,510
Taser International, Inc. (a)                              8,573          156,800
Teledyne Technologies, Inc. (a)                            5,614          546,411
TransDigm Group, Inc.                                      7,629        1,412,891
Triumph Group, Inc.                                        7,929          512,055
VSE Corp.                                                    644           33,939
                                                                     ------------
                                                                       10,746,833
---------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.2%
Amyris, Inc. (a)                                           7,111           26,524
Ascent Solar Technologies, Inc. (a)(b)                     7,427            4,530
BioFuel Energy Corp. (a)                                     568            4,146
FuelCell Energy, Inc. (a)(b)                              33,206           82,351
Green Plains Renewable Energy, Inc.                        4,224          126,551
GreenHunter Energy, Inc. (a)(b)                           13,315           12,888
GT Advanced Technologies, Inc. (a)                        20,722          353,310
KiOR, Inc., Class A (a)(b)                                 7,210            4,131
Ocean Power Technologies, Inc. (a)                         3,549           13,238
Plug Power, Inc. (a)(b)                                   17,091          121,346
REX American Resources Corp. (a)                             904           51,573
Solazyme, Inc. (a)(b)                                      8,678          100,752
STR Holdings, Inc. (a)                                     5,106            8,119
SunPower Corp. (a)                                         6,228          200,915
                                                                     ------------
                                                                        1,110,374
---------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 2.0%
Allison Transmission Holdings, Inc.                       13,832          414,130
American Axle & Manufacturing Holdings, Inc. (a)          10,606          196,423
Autoliv, Inc.                                             14,109        1,415,838
Cooper Tire & Rubber Co.                                   8,969          217,947
Dana Holding Corp.                                        21,841          508,240
Dorman Products, Inc. (a)                                  4,690          276,991
Federal-Mogul Corp. (a)                                    5,025           94,018
Fuel Systems Solutions, Inc. (a)                           2,169           23,338
Gentex Corp.                                              21,640          682,309
Gentherm, Inc. (a)                                         5,624          195,265
Lear Corp.                                                12,455        1,042,733
LKQ Corp. (a)                                             45,059        1,187,305
LoJack Corp. (a)                                           3,917           22,327
Modine Manufacturing Co. (a)                               7,239          106,051
Motorcar Parts of America, Inc. (a)                        3,112           82,686
Quantum Fuel Systems Technologies Worldwide,
   Inc. (a)(b)                                             4,195           40,608
Shiloh Industries, Inc. (a)                                1,088           19,301
Standard Motor Products, Inc.                              3,134          112,103
Stoneridge, Inc. (a)                                       4,259           47,828
Strattec Security Corp.                                      573           41,388
Superior Industries International, Inc.                    3,069           62,884
Tenneco, Inc. (a)                                          9,140          530,760
Tesla Motors, Inc. (a)                                    12,402        2,585,197
Titan International, Inc.                                  8,211          155,927
TRW Automotive Holdings Corp. (a)                         17,156        1,400,273
US Auto Parts Network, Inc. (a)                            7,139           21,845
Visteon Corp. (a)                                          7,470          660,647
WABCO Holdings, Inc. (a)                                   9,266          978,119
                                                                     ------------
                                                                       13,122,481
---------------------------------------------------------------------------------
BANKS -- 5.2%
1st Source Corp.                                           1,862           59,752
1st United Bancorp, Inc.                                   6,012           46,052
Ameriana Bancorp                                           1,553           21,268
American National Bankshares, Inc.                         1,548           36,409
Ameris Bancorp (a)                                         4,198           97,813
Ames National Corp.                                        1,630           35,925
Arrow Financial Corp.                                      2,181           57,666
Associated Banc-Corp                                      23,117          417,493

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        1

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
BANKS (CONTINUED)
Astoria Financial Corp.                                   12,497     $    172,709
Banc of California, Inc.                                   4,161           51,055
Bancfirst Corp.                                              770           43,605
Bancorp of New Jersey, Inc.                                2,128           29,196
The Bancorp, Inc. (a)                                      6,051          113,819
BancorpSouth, Inc.                                        12,576          313,897
Bank Mutual Corp.                                          7,238           45,889
Bank of Hawaii Corp.                                       6,398          387,783
The Bank of Kentucky Financial Corp.                       1,025           38,479
Bank of Marin Bancorp                                        972           43,759
Bank of the Ozarks, Inc.                                   4,821          328,117
BankFinancial Corp.                                        4,459           44,501
BankUnited, Inc.                                          12,510          434,973
Banner Corp.                                               3,084          127,092
Bar Harbor Bankshares                                      1,315           50,430
BCB Bancorp, Inc.                                          2,823           36,925
Beneficial Mutual Bancorp, Inc. (a)                        4,923           64,934
Berkshire Hills Bancorp, Inc.                              3,819           98,836
BofI Holding, Inc. (a)                                     2,046          175,444
BOK Financial Corp.                                        2,663          183,880
Boston Private Financial Holdings, Inc.                   12,591          170,356
Bridge Bancorp, Inc.                                       2,106           56,251
Bridge Capital Holdings (a)                                2,653           63,035
Brookline Bancorp, Inc.                                   10,701          100,803
Bryn Mawr Bank Corp.                                       2,814           80,846
California First National Bancorp                            882           13,539
Camden National Corp.                                      1,176           48,451
Cape Bancorp, Inc.                                         3,164           34,804
Capital Bank Financial Corp., Class A (a)                  7,396          185,714
Capital City Bank Group, Inc.                              1,923           25,537
CapitalSource, Inc.                                       29,238          426,582
Capitol Federal Financial, Inc.                           18,962          237,973
Cardinal Financial Corp.                                   4,985           88,883
Cascade Bancorp (a)                                        1,327            7,431
Cathay General Bancorp                                    10,971          276,359
Center Bancorp, Inc.                                       2,856           54,264
Centerstate Banks, Inc.                                    5,682           62,047
Central Pacific Financial Corp.                            5,017          101,343
Century Bancorp, Inc., Class A                               627           21,387
Chemical Financial Corp.                                   4,344          140,963
Chicopee Bancorp, Inc.                                     1,742           30,833
Citizens & Northern Corp.                                  2,446           48,211
City Holding Co.                                           2,320          104,075
City National Corp.                                        6,997          550,804
Clifton Savings Bancorp, Inc.                              2,017           23,639
CNB Financial Corp.                                        2,402           42,467
CoBiz Financial, Inc.                                      5,743           66,159
Colony Bankcorp, Inc. (a)                                    750            4,425
Columbia Banking System, Inc.                              7,682          219,091
Commerce Bancshares, Inc.                                 11,867          550,866
Community Bank System, Inc.                                6,000          234,120
Community Trust Bancorp, Inc.                              2,165           89,804
CommunityOne Bancorp (a)                                   2,456           27,556
Cullen/Frost Bankers, Inc.                                 7,719          598,454
CVB Financial Corp.                                       13,798          219,388
Dime Community Bancshares, Inc.                            4,654           79,025
Doral Financial Corp. (a)                                  1,373           11,918
Eagle Bancorp, Inc. (a)                                    3,777          136,350
East West Bancorp, Inc.                                   21,180          773,070
Eastern Virginia Bankshares, Inc. (a)                      2,546           16,422
Enterprise Bancorp, Inc.                                   1,296           26,361
Enterprise Financial Services Corp.                        3,330           66,833
ESB Financial Corp.                                        2,374           31,028
ESSA Bancorp, Inc.                                         1,863           20,251
Farmers Capital Bank Corp. (a)                             1,489           33,443
Fidelity Southern Corp.                                    3,412           47,666
Financial Institutions, Inc.                               2,187           50,345
First Bancorp, Inc.                                        2,216           36,121
First Bancorp, North Carolina                              3,105           58,995
First BanCorp, Puerto Rico (a)                            14,655           79,723
First Busey Corp.                                         11,407           66,161
First Citizens Banc Corp.                                  1,968           17,988
First Citizens BancShares, Inc., Class A                     891          214,508
First Commonwealth Financial Corp.                        13,854          125,240
First Community Bancshares, Inc.                           2,730           44,663
First Connecticut Bancorp, Inc.                            3,213           50,316
First Defiance Financial Corp.                             1,535           41,629
First Federal Bancshares of Arkansas, Inc. (a)             1,590           14,580
First Financial Bancorp                                    8,783          157,918
First Financial Bankshares, Inc.                           4,477          276,634
First Financial Corp.                                      1,437           48,398
First Financial Holdings, Inc.                             3,642          228,062
First Financial Northwest, Inc.                            2,894           29,374
First Financial Service Corp. (a)                            968            3,494
First Horizon National Corp.                              35,219          434,602
First Interstate Bancsystem, Inc.                          3,171           89,486
First Merchants Corp.                                      5,697          123,283
First Midwest Bancorp, Inc.                               11,345          193,773
First Niagara Financial Group, Inc.                       52,329          494,509
The First of Long Island Corp.                             1,491           60,550
First Republic Bank                                       18,658        1,007,345
First Security Group, Inc. (a)                             6,856           14,260
First South Bancorp, Inc.                                  3,052           26,522
First United Corp. (a)                                     1,784           13,416
FirstMerit Corp.                                          24,109          502,190
Flagstar Bancorp, Inc. (a)                                 3,391           75,348
Flushing Financial Corp.                                   4,602           96,964
FNB Corp.                                                 23,012          308,361
Fox Chase Bancorp, Inc.                                    2,566           43,237

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        2

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
BANKS (CONTINUED)
Franklin Financial Corp. (a)                               2,485     $     48,607
Fulton Financial Corp.                                    27,244          342,730
German American Bancorp, Inc.                              2,176           62,865
Glacier Bancorp, Inc.                                     11,127          323,462
Great Southern Bancorp, Inc.                               1,408           42,282
Guaranty Bancorp                                           3,313           47,210
Hampton Roads Bankshares, Inc. (a)                        14,016           22,285
Hancock Holding Co.                                       11,857          434,559
Hanmi Financial Corp.                                      5,135          119,646
Hawthorn Bancshares, Inc.                                  1,194           15,988
Heartland Financial USA, Inc.                              2,048           55,276
Heritage Commerce Corp.                                    4,396           35,432
Heritage Financial Corp.                                   2,524           42,706
HMN Financial, Inc. (a)                                    1,907           18,784
Home Bancorp, Inc. (a)                                     1,779           37,341
Home BancShares, Inc.                                      7,170          246,791
Home Federal Bancorp, Inc.                                 2,378           37,002
Home Loan Servicing Solutions Ltd.                        11,237          242,719
HomeTrust Bancshares, Inc. (a)                             3,179           50,165
Horizon Bancorp                                            1,338           29,811
Hudson Valley Holding Corp.                                2,386           45,453
Iberiabank Corp.                                           4,270          299,540
Independent Bank Corp./MA                                  3,467          136,496
Independent Bank Corp./MI (a)                              4,243           55,074
International Bancshares Corp.                             8,295          208,039
Intervest Bancshares Corp. (a)                             4,029           30,016
Investors Bancorp, Inc.                                    9,319          257,577
Kearny Financial Corp. (a)                                 2,925           43,232
Lakeland Bancorp, Inc.                                     5,257           59,141
Lakeland Financial Corp.                                   2,532          101,837
Macatawa Bank Corp.                                        5,564           28,043
MainSource Financial Group, Inc.                           3,542           60,568
MB Financial, Inc.                                         8,276          256,225
Mercantile Bank Corp. (a)                                  1,854           38,229
Merchants Bancshares, Inc.                                 1,163           37,925
Metro Bancorp, Inc. (a)                                    2,347           49,616
MidSouth Bancorp, Inc.                                     1,608           27,063
MidWestOne Financial Group, Inc.                           1,520           38,365
MutualFirst Financial, Inc.                                1,697           32,226
NASB Financial, Inc.                                         821           20,689
National Bankshares, Inc.                                  1,269           46,331
National Penn Bancshares, Inc.                            16,473          172,143
NBT Bancorp, Inc.                                          6,330          154,832
New York Community Bancorp, Inc.                          65,278        1,049,017
NewBridge Bancorp (a)                                      5,756           41,098
North Valley Bancorp (a)                                   1,795           43,403
Northfield Bancorp, Inc.                                  10,182          130,941
Northrim BanCorp, Inc.                                     1,270           32,626
Northwest Bancshares, Inc.                                13,479          196,793
Norwood Financial Corp.                                      859           24,224
OceanFirst Financial Corp.                                 2,337           41,342
OFG Bancorp                                                7,031          120,863
Ohio Valley Banc Corp.                                       934           20,548
Old National Bancorp                                      14,444          215,360
Old Second Bancorp, Inc. (a)                               3,649           16,785
OmniAmerican Bancorp, Inc.                                 2,365           53,898
Oritani Financial Corp.                                    6,327          100,030
Orrstown Financial Services, Inc. (a)                      2,093           34,786
Pacific Continental Corp.                                  3,334           45,876
PacWest Bancorp                                            5,942          255,565
Park National Corp.                                        2,070          159,162
Park Sterling Corp.                                        9,934           66,061
Peapack Gladstone Financial Corp.                          2,063           45,386
Penns Woods Bancorp, Inc.                                  1,050           51,219
Peoples Bancorp of North Carolina, Inc.                    1,497           23,353
Peoples Bancorp, Inc.                                      1,815           44,885
Peoples Financial Corp. (a)                                1,245           16,559
Pinnacle Financial Partners, Inc.                          5,231          196,110
Popular, Inc. (a)                                         15,045          466,245
Porter Bancorp, Inc. (a)                                   1,044            1,201
Preferred Bank (a)                                         2,659           69,028
PrivateBancorp, Inc.                                       9,882          301,500
Prosperity Bancshares, Inc.                                8,186          541,504
Provident Financial Holdings, Inc.                         1,737           26,785
Provident Financial Services, Inc.                         7,911          145,325
Pulaski Financial Corp.                                    2,837           29,930
Renasant Corp.                                             4,800          139,440
Republic Bancorp, Inc., Class A                            1,667           37,674
Republic First Bancorp, Inc. (a)                           4,534           17,456
Riverview Bancorp, Inc. (a)                                4,146           14,138
Rockville Financial, Inc.                                  3,960           53,816
Royal Bancshares of Pennsylvania, Inc., Class A (a)        3,261           10,761
S&T Bancorp, Inc.                                          4,337          102,787
Sandy Spring Bancorp, Inc.                                 3,931           98,196
Seacoast Banking Corp. of Florida (a)                      4,359           47,949
Shore Bancshares, Inc. (a)                                 2,706           25,734
Sierra Bancorp                                             1,921           30,582
Signature Bank (a)                                         7,174          900,983
Simmons First National Corp., Class A                      2,460           91,684
Southside Bancshares, Inc.                                 2,760           86,609
Southwest Bancorp, Inc.                                    3,310           58,455
State Bank Financial Corp.                                 5,576           98,639
Sterling Bancorp                                          12,155          153,882
Sterling Financial Corp.                                   3,072          102,390
Suffolk Bancorp (a)                                        2,226           49,640
Summit Financial Group, Inc. (a)                           1,593           15,930
Sun Bancorp, Inc. (a)                                      9,574           32,169
Susquehanna Bancshares, Inc.                              26,929          306,721

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        3

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
BANKS (CONCLUDED)
SVB Financial Group (a)                                    6,927     $    892,059
SY Bancorp, Inc.                                           2,255           71,348
Synovus Financial Corp.                                  144,654          490,377
Taylor Capital Group, Inc. (a)                             3,018           72,191
TCF Financial Corp.                                       24,331          405,354
Territorial Bancorp, Inc.                                  1,901           41,062
Texas Capital Bancshares, Inc. (a)                         6,451          418,928
TFS Financial Corp. (a)                                   12,138          150,875
Tompkins Financial Corp.                                   1,745           85,435
TowneBank                                                  5,248           81,396
Trico Bancshares                                           2,123           55,049
TrustCo Bank Corp. NY                                     14,516          102,193
Trustmark Corp.                                            9,562          242,397
UMB Financial Corp.                                        5,344          345,757
Umpqua Holdings Corp.                                     16,434          306,330
Union First Market Bankshares Corp.                        7,174          182,363
United Bancorp, Inc.                                       2,421           20,530
United Bankshares, Inc.                                    8,771          268,568
United Community Banks, Inc. (a)                           5,843          113,413
United Community Financial Corp. (a)                       9,965           39,063
United Financial Bancorp, Inc.                             2,904           53,405
United Security Bancshares (a)                             3,708           20,579
Univest Corp. of Pennsylvania                              2,482           50,931
Valley National Bancorp                                   29,356          305,596
ViewPoint Financial Group, Inc.                            5,686          164,041
Washington Banking Co.                                     3,037           53,998
Washington Federal, Inc.                                  14,524          338,409
Washington Trust Bancorp, Inc.                             2,302           86,256
Waterstone Financial, Inc. (a)                             3,280           34,079
Webster Financial Corp.                                   13,469          418,347
WesBanco, Inc.                                             4,185          133,209
West BanCorp., Inc.                                        2,837           43,094
Westamerica BanCorp                                        3,883          209,993
Western Alliance Bancorp (a)                              11,805          290,403
Westfield Financial, Inc.                                  3,799           28,303
Wilshire Bancorp, Inc.                                    11,170          123,987
Wintrust Financial Corp.                                   6,736          327,774
WSFS Financial Corp.                                       1,272           90,859
Yadkin Financial Corp. (a)                                 2,663           57,015
                                                                     ------------
                                                                       33,586,853
---------------------------------------------------------------------------------
BEVERAGES -- 0.1%
The Boston Beer Co., Inc., Class A (a)                     1,307          319,862
Coca-Cola Bottling Co. Consolidated                          775           65,859
Craft Brew Alliance, Inc. (a)                              2,047           31,258
National Beverage Corp. (a)                                2,243           43,761
Primo Water Corp. (a)                                      5,635           21,920
Willamette Valley Vineyards, Inc. (a)                      2,312           15,005
                                                                     ------------
                                                                          497,665
---------------------------------------------------------------------------------
CHEMICALS -- 2.5%
A. Schulman, Inc.                                          4,114          149,174
Aceto Corp.                                                4,209           84,559
Albemarle Corp.                                           11,973          795,247
American Vanguard Corp.                                    3,882           84,045
Ashland, Inc.                                             10,680        1,062,446
Axiall Corp.                                              10,570          474,804
Balchem Corp.                                              4,756          247,883
Cabot Corp.                                                8,564          505,790
Calgon Carbon Corp. (a)                                    8,315          181,516
Cambrex Corp. (a)                                          5,504          103,861
Celanese Corp., Series A                                  23,424        1,300,266
Chase Corp.                                                1,295           40,831
Chemtura Corp. (a)                                        14,338          362,608
Codexis, Inc. (a)                                          4,978           10,155
Cytec Industries, Inc.                                     5,327          519,968
Ferro Corp. (a)                                           13,356          182,443
FutureFuel Corp.                                           3,639           73,872
Hawkins, Inc.                                              1,451           53,310
HB Fuller Co.                                              7,355          355,099
Huntsman Corp.                                            29,011          708,449
Innophos Holdings, Inc.                                    3,222          182,687
Innospec, Inc.                                             3,555          160,793
Intrepid Potash, Inc. (a)                                  7,904          122,196
KMG Chemicals, Inc.                                        1,469           23,034
Koppers Holdings, Inc.                                     3,035          125,133
Kraton Performance Polymers, Inc. (a)                      5,043          131,824
Kronos Worldwide, Inc.                                     2,763           46,087
LSB Industries, Inc. (a)                                   2,939          109,977
Metabolix, Inc. (a)                                        4,583            5,958
Minerals Technologies, Inc.                                5,134          331,451
NewMarket Corp.                                            1,690          660,418
NL Industries, Inc.                                        1,227           13,301
Olin Corp.                                                11,770          324,970
OM Group, Inc.                                             4,674          155,270
OMNOVA Solutions, Inc. (a)                                 8,090           83,974
Penford Corp. (a)                                          2,295           32,956
PolyOne Corp.                                             14,307          524,495
Polypore International, Inc. (a)(b)                        7,172          245,354
Quaker Chemical Corp.                                      1,917          151,117
Rentech, Inc. (a)                                         30,656           58,246
Rockwood Holdings, Inc.                                   11,231          835,586
RPM International, Inc.                                   19,759          826,717
Senomyx, Inc. (a)                                          8,959           95,593
Sensient Technologies Corp.                                7,362          415,290
Stepan Co.                                                 2,813          181,607
TOR Minerals International, Inc. (a)                       1,000           10,510
Tredegar Corp.                                             3,711           85,390

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        4

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
Tronox Ltd., Class A                                       8,878     $    211,030
Valhi, Inc.                                                3,291           29,027
The Valspar Corp.                                         11,861          855,415
Westlake Chemical Corp.                                    5,836          386,227
WR Grace & Co. (a)                                        11,611        1,151,463
Zagg, Inc. (a)                                             5,548           25,632
Zep, Inc.                                                  3,420           60,534
                                                                     ------------
                                                                       15,955,588
---------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 2.6%
AAON, Inc.                                                 4,282          119,339
Acuity Brands, Inc.                                        6,487          859,982
AECOM Technology Corp. (a)                                14,430          464,213
Aegion Corp. (a)                                           5,707          144,444
Ameresco, Inc., Class A (a)                                4,419           33,408
American DG Energy, Inc. (a)                               7,238           14,404
American Woodmark Corp. (a)                                2,023           68,094
AO Smith Corp.                                            11,341          521,913
Apogee Enterprises, Inc.                                   4,359          144,850
Argan, Inc.                                                1,758           52,265
Armstrong World Industries, Inc. (a)                       5,843          311,140
BlueLinx Holdings, Inc. (a)                               11,441           14,873
Builders FirstSource, Inc. (a)                             9,072           82,646
Chicago Bridge & Iron Co. NV                              16,090        1,402,244
Eagle Materials, Inc.                                      7,657          678,870
EMCOR Group, Inc.                                          9,646          451,336
Fortune Brands Home & Security, Inc.                      25,114        1,056,797
Foster Wheeler AG (a)                                     14,489          469,733
Generac Holdings, Inc.                                    10,329          609,101
Gibraltar Industries, Inc. (a)                             4,428           83,556
Granite Construction, Inc.                                 5,285          211,030
Great Lakes Dredge & Dock Corp. (a)                        8,677           79,221
Griffon Corp.                                              6,030           71,998
Headwaters, Inc. (a)                                      12,367          163,368
Hill International, Inc. (a)                               4,358           23,969
Insteel Industries, Inc.                                   2,430           47,798
Integrated Electrical Services, Inc. (a)                   2,175           13,507
Inteliquent, Inc.                                          5,525           80,278
KBR, Inc.                                                 21,841          582,718
Layne Christensen Co. (a)                                  3,531           64,229
LB Foster Co., Class A                                     1,479           69,291
Lennox International, Inc.                                 6,741          612,824
Louisiana-Pacific Corp. (a)                               21,467          362,148
Martin Marietta Materials, Inc.                            6,845          878,556
MasTec, Inc. (a)                                           9,152          397,563
MDU Resources Group, Inc.                                 28,179          966,822
Mueller Water Products, Inc., Series A                    23,943          227,459
MYR Group, Inc. (a)                                        3,438           87,050
NCI Building Systems, Inc. (a)                             4,713           82,289
Nortek, Inc. (a)                                           2,608          214,404
Northwest Pipe Co. (a)                                     1,680           60,749
Omega Flex, Inc.                                           1,009           21,633
Orion Marine Group, Inc. (a)                               5,034           63,277
Owens Corning                                             16,373          706,822
PGT, Inc. (a)                                              6,280           72,283
Pike Corp. (a)                                             4,565           49,119
Primoris Services Corp.                                    5,751          172,415
Quanex Building Products Corp.                             5,802          119,985
Simpson Manufacturing Co., Inc.                            5,710          201,734
Sterling Construction Co., Inc. (a)                        2,322           20,132
Texas Industries, Inc. (a)                                 3,313          296,911
Thermon Group Holdings, Inc. (a)                           5,070          117,523
TRC Cos., Inc. (a)                                         3,961           26,341
Trex Co., Inc. (a)                                         2,419          176,974
Tutor Perini Corp. (a)                                     5,832          167,203
Universal Forest Products, Inc.                            2,945          162,976
USG Corp. (a)                                             13,971          457,131
Valmont Industries, Inc.                                   3,941          586,579
Watsco, Inc.                                               3,907          390,348
Watts Water Technologies, Inc., Class A                    3,991          234,232
                                                                     ------------
                                                                       16,924,097
---------------------------------------------------------------------------------
ELECTRICITY -- 1.4%
ALLETE, Inc.                                               5,910          309,802
Alliant Energy Corp.                                      16,588          942,364
Alteva                                                     2,831           23,497
Black Hills Corp.                                          6,821          393,231
Calpine Corp. (a)                                         53,183        1,112,057
Cleco Corp.                                                8,932          451,781
Covanta Holding Corp.                                     19,269          347,805
Dynegy, Inc. (a)                                          14,717          367,042
El Paso Electric Co.                                       6,267          223,920
The Empire District Electric Co.                           7,217          175,517
Great Plains Energy, Inc.                                 23,312          630,357
Hawaiian Electric Industries, Inc.                        14,066          357,558
IDACORP, Inc.                                              7,426          411,920
ITC Holdings Corp.                                        24,446          913,058
MGE Energy, Inc.                                           5,145          201,838
NorthWestern Corp.                                         5,838          276,896
Ormat Technologies, Inc.                                   3,208           96,272
Portland General Electric Co.                             11,667          377,311
UIL Holdings Corp.                                         9,098          334,897
Unitil Corp.                                               3,102          101,870
UNS Energy Corp.                                           6,385          383,292
US Geothermal, Inc. (a)                                   23,727           17,795
Westar Energy, Inc.                                       19,630          690,191
                                                                     ------------
                                                                        9,140,271
---------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 2.9%
The Active Power, Inc. (a)                                 4,854           16,067

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        5

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
Adept Technology, Inc. (a)                                 2,252     $     42,788
Aeroflex Holding Corp. (a)                                 3,277           27,232
Allied Motion Technologies, Inc.                           1,620           18,776
Altair Nanotechnologies, Inc. (a)                          3,315           14,818
American Science & Engineering, Inc.                       1,261           84,701
American Superconductor Corp. (a)                          8,344           13,434
Anixter International, Inc.                                3,908          396,740
API Technologies Corp. (a)                                 7,886           23,106
Arrow Electronics, Inc. (a)                               14,790          877,934
Avnet, Inc.                                               20,214          940,557
AVX Corp.                                                  6,474           85,327
AZZ, Inc.                                                  3,732          166,746
Badger Meter, Inc.                                         2,135          117,639
Ballantyne Strong, Inc. (a)                                3,001           14,075
Bel Fuse, Inc., Class B                                    2,157           47,238
Belden, Inc.                                               6,512          453,235
Benchmark Electronics, Inc. (a)                            8,089          183,216
Brady Corp., Class A                                       6,689          181,606
Capstone Turbine Corp. (a)                                52,267          111,329
Checkpoint Systems, Inc. (a)                               6,943           93,175
Cognex Corp. (a)                                          12,565          425,451
Coherent, Inc. (a)                                         3,792          247,807
CTS Corp.                                                  5,283          110,309
CyberOptics Corp. (a)                                      3,269           27,165
Daktronics, Inc.                                           6,043           86,959
Echelon Corp. (a)                                          8,684           24,142
Electro Rent Corp.                                         2,787           49,023
Electro Scientific Industries, Inc.                        4,035           39,745
eMagin Corp. (a)                                           6,450           16,254
Encore Wire Corp.                                          2,783          135,003
EnerNOC, Inc. (a)                                          4,406           98,166
EnerSys, Inc.                                              7,005          485,376
ESCO Technologies, Inc.                                    3,900          137,241
Fabrinet (a)                                               4,476           92,967
FARO Technologies, Inc. (a)                                2,690          142,570
FEI Co.                                                    6,387          657,989
General Cable Corp.                                        7,113          182,164
GrafTech International Ltd. (a)                           17,533          191,460
Greatbatch, Inc. (a)                                       3,828          175,782
Houston Wire & Cable Co.                                   3,110           40,834
Hubbell, Inc., Class B                                     7,866          942,897
II-VI, Inc. (a)                                            8,445          130,306
Intevac, Inc. (a)                                          5,485           53,205
IntriCon Corp. (a)                                         1,324            6,024
IPG Photonics Corp. (a)(b)                                 5,300          376,724
Itron, Inc. (a)                                            5,925          210,575
Kemet Corp. (a)                                            8,013           46,556
Knowles Corp. (a)                                         12,921          407,916
Landauer, Inc.                                             1,837           83,271
Lightpath Technologies, Inc., Class A (a)                  6,052            9,381
Lime Energy Co. (a)                                          559            2,175
Littelfuse, Inc.                                           3,360          314,630
LSI Industries, Inc.                                       3,465           28,378
Magnetek, Inc. (a)                                           992           18,848
Maxwell Technologies, Inc. (a)                             6,063           78,334
Measurement Specialties, Inc. (a)                          2,456          166,640
Methode Electronics, Inc.                                  5,454          167,220
Mettler-Toledo International, Inc. (a)                     4,453        1,049,483
Microvision, Inc. (a)                                      6,506           12,557
MTS Systems Corp.                                          2,372          162,458
Multi-Fineline Electronix, Inc. (a)                        1,537           19,674
NAPCO Security Technologies, Inc. (a)                      4,500           29,835
National Instruments Corp.                                14,741          422,919
Newport Corp. (a)                                          6,575          135,971
NVE Corp. (a)                                              1,048           59,778
Orion Energy Systems, Inc. (a)                             3,967           28,761
OSI Systems, Inc. (a)                                      2,898          173,474
Parametric Sound Corp. (a)                                 2,008           28,232
Park Electrochemical Corp.                                 3,206           95,763
Planar Systems, Inc. (a)                                   5,103           10,461
Plexus Corp. (a)                                           5,139          205,920
Powell Industries, Inc.                                    1,398           90,590
Regal-Beloit Corp.                                         6,524          474,360
Research Frontiers, Inc. (a)                               5,552           28,815
Richardson Electronics Ltd.                                1,792           19,282
Rofin-Sinar Technologies, Inc. (a)                         4,390          105,184
Rogers Corp. (a)                                           2,784          173,777
Rubicon Technology, Inc. (a)                               3,532           39,876
Sanmina Corp. (a)                                         12,679          221,249
Sensata Technologies Holding NV (a)                       22,096          942,173
Servotronics, Inc.                                           743            5,565
Sigmatron International, Inc. (a)                          1,793           21,498
SL Industries, Inc. (a)                                      750           18,420
Synthesis Energy Systems, Inc. (a)                        11,687           22,907
Trimble Navigation Ltd. (a)                               39,035        1,517,290
TTM Technologies, Inc. (a)                                 8,600           72,670
Ultralife Corp. (a)                                        2,116            8,993
Universal Display Corp. (a)                                6,645          212,042
UQM Technologies, Inc. (a)                                 6,928           18,290
Veeco Instruments, Inc. (a)                                5,928          248,561
Viasystems Group, Inc. (a)                                 1,392           17,428
Vicor Corp. (a)                                             3,482          35,516
Vishay Intertechnology, Inc.                               20,353         302,853
Vishay Precision Group, Inc. (a)                            2,569          44,649
WESCO International, Inc. (a)                               6,589         548,337
Zebra Technologies Corp., Class A (a)                       7,616         528,627

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        6

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONCLUDED)
Zygo Corp. (a)                                             3,922     $     59,575
                                                                     ------------
                                                                       18,533,039
---------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.3%
Affiliated Managers Group, Inc. (a)                        7,984        1,597,199
Artisan Partners Asset Management, Inc.                    5,369          344,958
Asta Funding, Inc. (a)                                     2,169           17,938
Atlanticus Holdings Corp. (a)                              1,465            3,355
BBCN Bancorp, Inc.                                        12,322          211,199
BGC Partners, Inc., Class A                               26,284          171,897
Calamos Asset Management, Inc., Class A                    3,145           40,665
Cash America International, Inc.                           4,166          161,308
CBOE Holdings, Inc.                                       12,992          735,347
CIFC Corp.                                                 2,496           20,317
CIT Group, Inc.                                           29,839        1,462,708
Cohen & Steers, Inc.                                       2,805          111,779
Cowen Group, Inc., Class A (a)                            18,550           81,806
Credit Acceptance Corp. (a)                                1,578          224,313
DFC Global Corp. (a)                                       6,442           56,883
Diamond Hill Investment Group, Inc.                          489           64,274
Eaton Vance Corp.                                         18,548          707,792
Encore Capital Group, Inc. (a)                             3,846          175,762
EverBank Financial Corp.                                  13,176          259,962
Evercore Partners, Inc., Class A                           5,234          289,179
Ezcorp, Inc., Class A (a)                                  8,044           86,795
FBR & Co. (a)                                              1,765           45,590
Federal Agricultural Mortgage Corp., Class C               1,972           65,569
Federated Investors, Inc., Class B (c)                    14,493          442,616
Fidelity National Financial, Inc., Class A                41,184        1,294,825
Financial Engines, Inc.                                    7,856          398,928
First Cash Financial Services, Inc. (a)                    4,540          229,088
The First Marblehead Corp. (a)                             2,216           13,385
FXCM, Inc.                                                 6,290           92,903
GAMCO Investors, Inc., Class A                               650           50,473
GFI Group, Inc.                                           10,994           39,029
Gleacher & Co., Inc. (a)                                     832            9,476
Green Dot Corp., Class A (a)                               3,846           75,112
Greenhill & Co., Inc.                                      3,945          205,061
Imperial Holdings, Inc. (a)                                4,686           26,945
Institutional Financial Markets, Inc.                      1,108            2,327
Interactive Brokers Group, Inc., Class A                   7,197          155,959
Intersections, Inc.                                        1,839           10,850
ING US, Inc.                                              20,671          749,737
INTL. FCStone, Inc. (a)                                    1,975           37,150
Investment Technology Group, Inc. (a)                      5,930          119,786
Janus Capital Group, Inc.                                 22,142          240,684
JMP Group, Inc.                                            3,528           25,084
KCG Holdings, Inc., Class A (a)                           15,031          179,320
Ladenburg Thalmann Financial Services, Inc. (a)           20,766           62,713
LPL Financial Holdings, Inc.                              12,150          638,361
MarketAxess Holdings, Inc.                                 5,764          341,344
Marlin Business Services Corp.                             1,640           34,128
MGIC Investment Corp. (a)                                 52,364          446,141
MicroFinancial, Inc.                                       3,823           30,087
MoneyGram International, Inc. (a)                          4,020           70,953
MSCI, Inc. (a)                                            17,743          763,304
Nelnet, Inc., Class A                                      2,846          116,401
NewStar Financial, Inc. (a)                                4,071           56,424
Ocwen Financial Corp. (a)                                 17,689          693,055
Oppenheimer Holdings, Inc., Class A                        1,362           38,204
PICO Holdings, Inc. (a)                                    4,035          104,870
Piper Jaffray Cos. (a)                                     2,533          116,011
Portfolio Recovery Associates, Inc. (a)                    7,566          437,769
Pzena Investment Management, Inc., Class A                 3,173           37,346
Radian Group, Inc.                                        26,606          399,888
Raymond James Financial, Inc.                             17,974        1,005,286
Resource America, Inc., Class A                            4,370           37,451
Safeguard Scientifics, Inc. (a)                            4,085           90,605
Santander Consumer USA Holdings, Inc. (a)                 12,093          291,199
SEI Investments Co.                                       21,016          706,348
Stewart Information Services Corp.                         3,359          118,002
Stifel Financial Corp. (a)                                 8,982          446,944
SWS Group, Inc. (a)                                        4,290           32,089
TD Ameritrade Holding Corp.                               34,736        1,179,287
Tree.com, Inc. (a)                                         1,444           44,822
US Global Investors, Inc.                                  2,241            7,194
Virtus Investment Partners, Inc. (a)                       1,152          199,492
Waddell & Reed Financial, Inc., Class A                   12,762          939,538
Walker & Dunlop, Inc. (a)                                  3,729           60,969
Westwood Holdings Group, Inc.                              1,350           84,632
WisdomTree Investments, Inc. (a)                          16,789          220,272
World Acceptance Corp. (a)                                 1,741          130,714
                                                                     ------------
                                                                       21,317,176
---------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.4%
8x8, Inc. (a)                                             13,689          147,978
Alaska Communications Systems Group, Inc. (a)              7,188           13,873

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        7

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS (CONCLUDED)
Cbeyond, Inc. (a)                                          3,745     $     27,151
Cincinnati Bell, Inc. (a)                                 34,307          118,702
Consolidated Communications Holdings, Inc.                 5,989          119,840
EarthLink Holdings Corp.                                  22,213           80,189
Fairpoint Communications, Inc. (a)                         4,215           57,324
General Communication, Inc., Class A (a)                   4,596           52,440
Hawaiian Telcom Holdco, Inc. (a)                           1,381           39,345
HickoryTech Corp.                                          2,224           28,445
IDT Corp., Class B                                         2,546           42,416
inContact, Inc. (a)                                        8,833           84,797
Level 3 Communications, Inc. (a)                          24,277          950,202
Lumos Networks Corp.                                       3,575           47,798
Straight Path Communications, Inc., Class B (a)            3,418           25,156
tw telecom, Inc. (a)                                      21,377          668,245
Vonage Holdings Corp. (a)                                 26,128          111,567
                                                                     ------------
                                                                        2,615,468
---------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.7%
Casey's General Stores, Inc.                               5,657          382,357
The Chefs' Warehouse, Inc. (a)                             3,603           77,104
Core-Mark Holding Co., Inc.                                1,592          115,579
The Fresh Market, Inc. (a)                                 6,338          212,957
GNC Holdings, Inc., Class A                               14,394          633,624
Ingles Markets, Inc., Class A                              1,683           40,089
Omnicare, Inc.                                            15,119          902,151
The Pantry, Inc. (a)                                       3,921           60,148
PetMed Express, Inc.                                       3,455           46,332
Rite Aid Corp. (a)                                       134,210          841,497
Spartan Stores, Inc.                                       5,307          123,175
Sprouts Farmers Market, Inc. (a)                           6,511          234,591
Supervalu, Inc. (a)                                       30,827          210,857
United Natural Foods, Inc. (a)                             7,456          528,779
Village Super Market, Inc., Class A                          719           18,982
Vitamin Shoppe, Inc. (a)                                   4,670          221,918
Weis Markets, Inc.                                         1,485           73,136
                                                                     ------------
                                                                        4,723,276
---------------------------------------------------------------------------------
FOOD PRODUCERS -- 1.7%
Alico, Inc.                                                  610           22,997
The Andersons, Inc.                                        3,862          228,785
B&G Foods, Inc.                                            8,323          250,606
Boulder Brands, Inc. (a)                                   9,566          168,553
Bunge Ltd.                                                21,286        1,692,450
Cal-Maine Foods, Inc.                                      2,207          138,555
Calavo Growers, Inc.                                       2,295           81,656
Chiquita Brands International, Inc. (a)                    7,588           94,471
Coffee Holding Co., Inc. (a)                               1,919           14,623
Darling International, Inc. (a)                           24,744          495,375
Dean Foods Co.                                            14,492          224,046
Diamond Foods, Inc. (a)                                    4,042          141,187
Farmer Bros Co. (a)                                          892           17,572
Flowers Foods, Inc.                                       26,331          564,800
Fresh Del Monte Produce, Inc.                              4,740          130,682
Golden Enterprises, Inc.                                     941            3,980
Griffin Land & Nurseries, Inc.                             1,073           32,448
The Hain Celestial Group, Inc. (a)                         7,536          689,318
Harbinger Group, Inc. (a)                                  5,649           69,087
Herbalife Ltd.                                            12,720          728,474
The Hillshire Brands Co.                                  18,575          692,105
HQ Sustainable Maritime Industries, Inc. (a)(b)            4,100               --
Ingredion, Inc.                                           11,375          774,410
J&J Snack Foods Corp.                                      2,141          205,472
John B Sanfilippo & Son, Inc.                              1,174           27,025
Lancaster Colony Corp.                                     2,760          274,399
Lifeway Foods, Inc.                                        2,119           31,149
Limoneira Co.                                              2,459           55,770
Mannatech, Inc. (a)                                          934           16,168
Medifast, Inc. (a)                                         2,383           69,321
MGP Ingredients, Inc.                                      1,343            9,065
Nature's Sunshine Products, Inc.                           1,344           18,520
Nutraceutical International Corp. (a)                      2,417           62,818
Nutrisystem, Inc.                                          4,769           71,869
Omega Protein Corp. (a)                                    3,642           43,959
Pilgrim's Pride Corp. (a)                                  9,076          189,870
Pinnacle Foods, Inc.                                       8,994          268,561
Post Holdings, Inc. (a)                                    5,906          325,539
Reliv International, Inc.                                  1,819            4,766
Rocky Mountain Chocolate Factory, Inc.                     2,724           31,980
Sanderson Farms, Inc.                                      3,037          238,374
Seaboard Corp. (a)                                            38           99,615
Seneca Foods Corp., Class A (a)                            1,057           33,274
Snyders-Lance, Inc.                                        7,426          209,339
Tootsie Roll Industries, Inc.                              2,997           89,739
TreeHouse Foods, Inc. (a)                                  5,511          396,737
USANA Health Sciences, Inc. (a)                            1,235           93,045
The WhiteWave Foods Co., Class A (a)                      26,439          754,569
                                                                     ------------
                                                                       10,877,123
---------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.3%
Clearwater Paper Corp. (a)                                 3,372          211,323
Deltic Timber Corp.                                        1,826          119,110
Domtar Corp.                                               4,810          539,778
KapStone Paper and Packaging Corp. (a)                    12,391          357,357
Neenah Paper, Inc.                                         2,655          137,317
PH Glatfelter Co.                                          6,528          177,692
Resolute Forest Products (a)                              13,847          278,186
Verso Paper Corp. (a)(b)                                   5,754           16,629

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        8

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
FORESTRY & PAPER (CONCLUDED)
Wausau Paper Corp.                                         8,251     $    105,035
                                                                     ------------
                                                                        1,942,427
---------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.4%
American States Water Co.                                  5,798          187,217
American Water Works Co., Inc.                            25,870        1,174,498
Aqua America, Inc.                                        26,073          653,650
Artesian Resources Corp., Class A                          2,012           45,190
Atmos Energy Corp.                                        14,528          684,705
Avista Corp.                                               9,235          283,053
Cadiz, Inc. (a)                                            5,229           36,865
California Water Service Group                             7,048          168,729
Chesapeake Utilities Corp.                                 1,623          102,509
Connecticut Water Service, Inc.                            1,969           67,281
Delta Natural Gas Co., Inc.                                2,312           47,905
EuroSite Power, Inc. (a)                                     723              369
Gas Natural, Inc.                                          4,599           46,404
Genie Energy Ltd. (a)                                      2,926           29,172
The Laclede Group, Inc.                                    4,649          219,200
Middlesex Water Co.                                        2,966           64,718
National Fuel Gas Co.                                     12,404          868,776
New Jersey Resources Corp.                                 5,833          290,483
Northwest Natural Gas Co.                                  3,833          168,690
ONE Gas, Inc. (a)                                          7,857          282,302
Piedmont Natural Gas Co., Inc.                            10,706          378,885
PNM Resources, Inc.                                       11,804          319,062
Questar Corp.                                             25,817          613,928
RGC Resources, Inc.                                        2,449           46,531
SJW Corp.                                                  2,006           59,297
South Jersey Industries, Inc.                              4,709          264,128
Southwest Gas Corp.                                        6,951          371,531
UGI Corp.                                                 16,975          774,230
Vectren Corp.                                             12,556          494,581
WGL Holdings, Inc.                                         7,571          303,294
                                                                     ------------
                                                                        9,047,183
---------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.2%
Actuant Corp., Class A                                    10,804          368,957
AEP Industries, Inc. (a)                                     774           28,715
Aptargroup, Inc.                                           9,614          635,485
Berry Plastics Group, Inc. (a)                            14,202          328,776
Carlisle Cos., Inc.                                        9,346          741,512
Crown Holdings, Inc. (a)                                  20,907          935,379
Graphic Packaging Holding Co. (a)                         35,436          360,030
Greif, Inc., Class A                                       4,302          225,812
Harsco Corp.                                              11,862          277,927
Landec Corp. (a)                                           4,398           49,082
Multi-Color Corp.                                          2,383           83,405
Myers Industries, Inc.                                     4,025           80,178
Otter Tail Corp.                                           5,434          167,313
Packaging Corp. of America                                14,782        1,040,209
Raven Industries, Inc.                                     5,522          180,846
Rexnord Corp. (a)                                          8,233          238,592
Rock-Tenn Co., Class A                                    10,725        1,132,238
Silgan Holdings, Inc.                                      6,377          315,789
Sonoco Products Co.                                       15,164          622,027
Trimas Corp. (a)                                           6,652          220,846
UFP Technologies, Inc. (a)                                 1,471           35,834
                                                                     ------------
                                                                        8,068,952
---------------------------------------------------------------------------------
GENERAL RETAILERS -- 4.5%
1-800-Flowers.com, Inc., Class A (a)                       3,545           19,958
Aaron's, Inc.                                             11,181          338,113
Abercrombie & Fitch Co., Class A                          11,279          434,242
Advance Auto Parts, Inc.                                  10,927        1,382,265
Amerco, Inc.                                                 860          199,623
America's Car-Mart, Inc. (a)                               1,386           50,894
American Eagle Outfitters, Inc.                           25,308          309,770
American Public Education, Inc. (a)                        2,718           95,347
ANN, Inc. (a)                                              7,034          291,770
Antero Resources Corp. (a)                                 5,781          361,891
Apollo Education Group, Inc., Class A (a)                 14,756          505,245
Asbury Automotive Group, Inc. (a)                          4,651          257,247
Ascena Retail Group, Inc. (a)                             19,006          328,424
Autobytel, Inc. (a)                                        2,429           30,192
Aeropostale, Inc. (a)                                     12,202           61,254
Barnes & Noble, Inc. (a)                                   5,772          120,635
Beacon Roofing Supply, Inc. (a)                            7,383          285,427
bebe Stores, Inc.                                          5,819           35,612
Big 5 Sporting Goods Corp.                                 2,684           43,078
Big Lots, Inc. (a)                                         8,688          329,015
Blue Nile, Inc. (a)                                        2,186           76,073
Body Central Corp. (a)                                     2,692            2,880
The Bon-Ton Stores, Inc.                                   2,228           24,463
Books-A-Million, Inc. (a)                                  1,081            2,594
Bridgepoint Education, Inc. (a)                            2,864           42,645
Bright Horizons Family Solutions, Inc. (a)                 3,163          123,705
Brown Shoe Co., Inc.                                       6,155          163,354
The Buckle, Inc.                                           4,083          187,001
Build-A-Bear Workshop, Inc. (a)                            2,503           24,104
Cabela's, Inc. (a)                                         7,068          463,025
Cache, Inc. (a)                                            4,067           13,380
Cambium Learning Group, Inc. (a)                          10,557           22,698
Capella Education Co.                                      1,731          109,313
Career Education Corp. (a)                                 9,280           69,229
Carriage Services, Inc.                                    3,000           54,720
The Cato Corp., Class A                                    3,894          105,294
Chemed Corp. (b)                                           2,657          237,669
Chico's FAS, Inc.                                         23,777          381,145
The Children's Place Retail Stores, Inc.                   3,319          165,319
Christopher & Banks Corp. (a)                              6,159           40,711

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014        9
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Citi Trends, Inc. (a)                                      2,611     $     42,533
Clean Energy Fuels Corp. (a)(b)                           11,329          101,281
Coldwater Creek, Inc. (a)                                  3,383              541
Collectors Universe                                        1,741           32,766
Conn's, Inc. (a)                                           3,781          146,892
Copart, Inc. (a)                                          16,699          607,677
Corinthian Colleges, Inc. (a)                             10,420           14,380
CST Brands, Inc.                                          11,102          346,826
dELiA*s, Inc. (a)                                         11,134            9,353
Destination Maternity Corp.                                1,813           49,676
Destination XL Group, Inc. (a)                             8,066           45,492
Dick's Sporting Goods, Inc.                               15,114          825,376
Dillard's, Inc., Class A                                   3,564          329,314
DSW, Inc., Class A                                        10,892          390,587
Education Management Corp. (a)                             3,882           18,905
Express, Inc. (a)                                         13,006          206,535
The Finish Line, Inc., Class A                             7,277          197,134
Five Below, Inc. (a)                                       7,110          302,033
Foot Locker, Inc.                                         21,989        1,033,043
Francesca's Holdings Corp. (a)                             6,721          121,919
Fred's, Inc., Class A                                      4,554           82,018
FTD Cos., Inc. (a)                                         3,596          114,389
Gaiam, Inc., Class A (a)                                   2,774           20,112
Geeknet, Inc. (a)                                          1,694           23,750
Genesco, Inc. (a)                                          3,579          266,886
Grand Canyon Education, Inc. (a)                           7,069          330,122
Group 1 Automotive, Inc.                                   3,061          200,985
Guess?, Inc.                                               8,649          238,712
Haverty Furniture Cos., Inc.                               2,955           87,764
hhgregg, Inc. (a)(b)                                       2,446           23,506
Hibbett Sports, Inc. (a)(b)                                3,964          209,616
Hillenbrand, Inc.                                          9,233          298,503
HSN, Inc.                                                  4,887          291,901
ITT Corp.                                                 13,169          563,106
ITT Educational Services, Inc. (a)                         2,918           83,688
JC Penney Co., Inc. (a)(b)                                45,394          391,296
Jos A. Bank Clothiers, Inc. (a)                            4,226          271,732
K12, Inc. (a)                                              4,637          105,028
KAR Auction Services, Inc.                                20,842          632,555
Kirkland's, Inc. (a)                                       2,515           46,502
Learning Tree International, Inc. (a)                      1,011            3,276
Liquidity Services, Inc. (a)                               4,477          116,626
Lithia Motors, Inc., Class A                               3,452          229,420
Lumber Liquidators Holdings, Inc. (a)                      4,195          393,491
MarineMax, Inc. (a)                                        4,078           61,945
Matthews International Corp., Class A                      3,985          162,628
The Men's Wearhouse, Inc.                                  6,741          330,174
Monro Muffler Brake, Inc.                                  4,433          252,149
Murphy USA, Inc. (a)                                       6,471          262,658
New York & Co., Inc. (a)                                   4,992           21,915
Office Depot, Inc. (a)                                    71,541          295,464
OpenTable, Inc. (a)                                        3,842          295,565
Outerwall, Inc. (a)(b)                                     4,228          306,530
Overstock.com, Inc. (a)                                    2,367           46,630
Pacific Sunwear of California, Inc. (a)                    7,273           21,601
PCM, Inc. (a)                                              1,516           14,826
Penske Automotive Group, Inc.                              6,156          263,231
The Pep Boys-Manny Moe & Jack (a)                          7,918          100,717
Perfumania Holdings, Inc. (a)                              1,362            9,221
Pier 1 Imports, Inc.                                      15,590          294,339
Pricesmart, Inc.                                           2,618          264,235
The Providence Service Corp. (a)                           2,023           57,210
RadioShack Corp. (a)(b)                                   14,984           31,766
RealNetworks, Inc. (a)                                     6,577           49,854
Regis Corp.                                                5,946           81,460
Rent-A-Center, Inc.                                        7,455          198,303
Restoration Hardware Holdings, Inc. (a)                    4,302          316,584
Rollins, Inc.                                              9,330          282,139
Rush Enterprises, Inc., Class A (a)                        5,240          170,195
Sally Beauty Holdings, Inc. (a)                           21,583          591,374
Sears Holdings Corp. (a)(b)                                6,571          313,831
Service Corp. International                               31,833          632,840
Shoe Carnival, Inc.                                        2,127           49,006
Shutterfly, Inc. (a)                                       6,386          272,554
Signet Jewelers Ltd.                                      11,819        1,251,159
SolarCity Corp. (a)                                        7,467          467,584
Sonic Automotive, Inc., Class A                            5,131          115,345
Sotheby's                                                 10,262          446,910
SP Plus Corp. (a)                                          2,950           77,497
Speed Commerce, Inc. (a)                                  10,106           36,786
Stage Stores, Inc.                                         4,498          109,976
Stamps.com, Inc. (a)                                       2,999          100,646
Stein Mart, Inc.                                           4,383           61,406
Strayer Education, Inc. (a)                                1,653           76,749
Susser Holdings Corp. (a)                                  2,867          179,101
Titan Machinery, Inc. (a)(b)                               2,424           37,984
Trans World Entertainment Corp.                            1,113            4,040
Tuesday Morning Corp. (a)                                  5,992           84,787
Ulta Salon Cosmetics & Fragrance, Inc. (a)                 9,594          935,223
Valuevision Media, Inc., Class A (a)                       7,000           34,020
VCA Antech, Inc. (a)                                      13,049          420,569
Weight Watchers International, Inc. (b)                    4,375           89,863
West Marine, Inc. (a)                                      2,322           26,401
The Wet Seal, Inc., Class A (a)                           15,586           20,574
Williams-Sonoma, Inc.                                     13,208          880,181
Winmark Corp.                                                574           43,429
Zale Corp. (a)                                             5,304          110,907

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       10

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
Zumiez, Inc. (a)                                           3,449     $     83,604
                                                                     ------------
                                                                       29,382,256
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -- 5.0%
Abaxis, Inc. (a)                                           3,187          123,911
ABIOMED, Inc. (a)                                          5,767          150,173
Acadia Healthcare Co., Inc. (a)                            5,718          257,996
Accuray, Inc. (a)                                         11,390          109,344
Addus HomeCare Corp. (a)                                   1,515           34,921
Air Methods Corp. (a)                                      5,349          285,797
Alere, Inc. (a)                                           12,116          416,185
Align Technology, Inc. (a)                                10,805          559,591
Alliance HealthCare Services, Inc. (a)                     2,209           74,068
Almost Family, Inc. (a)                                    1,318           30,446
Alphatec Holdings, Inc. (a)                               11,402           17,103
Amedisys, Inc. (a)                                         5,176           77,071
American Caresource Holdings, Inc. (a)                     2,753            5,423
Amsurg Corp. (a)                                           4,826          227,208
Analogic Corp.                                             1,947          159,868
AngioDynamics, Inc. (a)                                    3,917           61,693
Anika Therapeutics, Inc. (a)                               2,272           93,379
Antares Pharma, Inc. (a)                                  22,489           78,712
ArthroCare Corp. (a)                                       4,405          212,277
AtriCure, Inc. (a)                                         4,098           77,083
Atrion Corp.                                                 253           77,453
Baxano Surgical, Inc. (a)                                  4,594            4,962
Bio-Rad Laboratories, Inc., Class A (a)                    3,008          385,385
Bio-Reference Laboratories, Inc. (a)                       3,774          104,464
Biolase, Inc. (a)(b)                                       8,901           21,452
BioScrip, Inc. (a)                                        10,035           70,044
BioTelemetry, Inc. (a)                                     5,176           52,226
Bovie Medical Corp. (a)                                    5,924           22,807
Brookdale Senior Living, Inc. (a)                         15,148          507,609
Bruker Corp. (a)                                          16,482          375,625
BSD Medical Corp. (a)                                     10,340           13,339
Cantel Medical Corp.                                       5,201          175,378
Capital Senior Living Corp. (a)                            4,455          115,785
Cardica, Inc. (a)                                         13,491           13,626
Cardiovascular Systems, Inc. (a)                           5,310          168,805
Celsion Corp. (a)                                          5,418           18,259
Centene Corp. (a)                                          8,552          532,362
Cepheid, Inc. (a)                                         10,396          536,226
Cesca Therapeutics, Inc. (a)                               5,823            9,899
Chindex International, Inc. (a)                            2,374           45,296
CollabRx, Inc. (a)                                         1,314            4,231
Community Health Systems, Inc. (a)(b)                     16,866          660,641
CONMED Corp.                                               4,155          180,535
The Cooper Cos., Inc.                                      7,283        1,000,393
Corvel Corp. (a)                                           2,013          100,167
Covance, Inc. (a)                                          8,483          881,384
CryoLife, Inc.                                             4,639           46,204
Cutera, Inc. (a)                                           2,916           32,630
Cyberonics, Inc. (a)                                       3,779          246,580
Cynosure, Inc., Class A (a)                                3,272           95,870
Delcath Systems, Inc. (a)                                 12,121            3,394
DexCom, Inc. (a)                                          10,580          437,589
Echo Therapeutics, Inc. (a)(b)                             2,662            7,986
Emeritus Corp. (a)                                         6,492          204,108
Endologix, Inc. (a)                                       10,202          131,300
The Ensign Group, Inc.                                     3,034          132,404
Envision Healthcare Holdings, Inc. (a)                    10,658          360,560
Escalon Medical Corp. (a)                                  1,399            2,154
Exactech, Inc. (a)                                         1,661           37,472
Five Star Quality Care, Inc. (a)                           6,068           29,490
Fluidigm Corp. (a)                                         4,289          189,016
Fonar Corp. (a)                                            2,767           48,644
GenMark Diagnostics, Inc. (a)                              7,955           79,073
Gentiva Health Services, Inc. (a)                          4,854           44,268
Globus Medical, Inc., Class A (a)                          8,779          233,434
Haemonetics Corp. (a)                                      7,730          251,921
Hanger, Inc. (a)                                           5,275          177,662
Hansen Medical, Inc. (a)                                  16,857           43,828
Harvard Apparatus Regenerative Technology, Inc. (a)        4,592           41,649
HCA Holdings, Inc. (a)                                    47,041        2,469,652
Health Net, Inc. (a)                                      11,475          390,265
Healthcare Services Group, Inc.                           10,534          306,118
HealthSouth Corp.                                         13,261          476,468
HealthStream, Inc. (a)                                     3,505           93,584
Healthways, Inc. (a)                                       5,553           95,178
HeartWare International, Inc. (a)                          2,540          238,201
Henry Schein, Inc. (a)                                    12,659        1,511,105
Hill-Rom Holdings, Inc.                                    8,582          330,750
HMS Holdings Corp. (a)                                    13,404          255,346
Hologic, Inc. (a)                                         41,560          893,540
Hooper Holmes, Inc. (a)                                    9,589            5,562
ICU Medical, Inc. (a)                                      1,995          119,461
IDEXX Laboratories, Inc. (a)                               7,796          946,434
Insulet Corp. (a)                                          8,701          412,601
Integra LifeSciences Holdings Corp. (a)                    3,596          165,380
Invacare Corp.                                             4,474           85,319
IPC The Hospitalist Co., Inc. (a)                          2,617          128,442
Kindred Healthcare, Inc.                                   8,022          187,875
LCA-Vision, Inc. (a)                                       4,310           23,059
LHC Group, Inc. (a)                                        1,911           42,157
LifePoint Hospitals, Inc. (a)                              6,766          369,085
Magellan Health Services, Inc. (a)                         3,763          223,334
Masimo Corp. (a)                                           7,809          213,264
Medical Action Industries, Inc. (a)                        2,870           20,004

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       11

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
MEDNAX, Inc. (a)                                          15,099     $    935,836
MELA Sciences, Inc. (a)                                    7,818            4,871
Meridian Bioscience, Inc.                                  6,734          146,734
Merit Medical Systems, Inc. (a)                            6,381           91,248
Molina Healthcare, Inc. (a)                                4,176          156,851
National Healthcare Corp.                                  1,049           58,503
Natus Medical, Inc. (a)                                    4,443          114,629
Navidea Biopharmaceuticals, Inc. (a)(b)                   25,525           47,221
Neogen Corp. (a)                                           5,992          269,340
NeuroMetrix, Inc. (a)                                      2,033            4,757
NuVasive, Inc. (a)                                         7,180          275,784
NxStage Medical, Inc. (a)                                  9,415          119,947
Omnicell, Inc. (a)                                         5,997          171,634
OraSure Technologies, Inc. (a)                            11,059           88,140
Orthofix International NV (a)                              3,072           92,621
Owens & Minor, Inc.                                        8,724          305,602
PAREXEL International Corp. (a)                            8,576          463,876
PharMerica Corp. (a)                                       4,489          125,602
Psychemedics Corp.                                         1,801           30,851
Quidel Corp. (a)                                           4,664          127,327
RadNet, Inc. (a)                                           8,124           23,072
ResMed, Inc. (b)                                          21,034          940,009
Retractable Technologies, Inc. (a)                         3,653           13,845
Rockwell Medical, Inc. (a)(b)                              6,648           84,164
RTI Surgical, Inc. (a)                                     8,776           35,806
Select Medical Holdings Corp.                              8,940          111,303
Sirona Dental Systems, Inc. (a)                            8,220          613,787
Skilled Healthcare Group, Inc., Class A (a)                4,337           22,856
Spectranetics Corp. (a)                                    6,546          198,409
Staar Surgical Co. (a)                                     5,027           94,508
Stereotaxis, Inc. (a)                                      4,227           17,965
STERIS Corp.                                               8,488          405,302
SurModics, Inc. (a)                                        2,327           52,590
Symmetry Medical, Inc. (a)                                 6,089           61,255
Synergetics USA, Inc. (a)                                  3,470           10,584
Team Health Holdings, Inc. (a)                            10,655          476,811
Teleflex, Inc.                                             6,117          655,987
Thoratec Corp. (a)                                         8,482          303,740
Triple-S Management Corp. (a)                              2,788           44,998
Unilife Corp. (a)(b)                                      17,017           69,259
Universal American Corp.                                   4,074           28,803
Universal Health Services, Inc.                           13,343        1,095,060
Uroplasty, Inc. (a)                                        5,585           20,274
US Physical Therapy, Inc.                                  1,930           66,720
Utah Medical Products, Inc.                                  725           41,927
Vascular Solutions, Inc. (a)                               3,105           81,320
Vision-Sciences, Inc. (a)                                 14,475           17,515
Volcano Corp. (a)                                          8,663          170,748
WellCare Health Plans, Inc. (a)                            6,436          408,815
West Pharmaceutical Services, Inc.                        10,334          455,213
Wright Medical Group, Inc. (a)                             7,429          230,819
                                                                     ------------
                                                                       32,494,860
---------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 1.8%
ACCO Brands Corp. (a)                                     18,141          111,749
Bassett Furniture Industries, Inc.                         2,150           31,928
Beazer Homes USA, Inc. (a)                                 4,476           89,878
Blount International, Inc. (a)                             7,808           92,915
Blyth, Inc. (b)                                            1,402           15,043
Briggs & Stratton Corp.                                    6,754          150,277
Cavco Industries, Inc. (a)                                 1,223           95,944
Central Garden and Pet Co., Class A (a)                    7,098           58,700
Church & Dwight Co., Inc.                                 20,263        1,399,565
Compx International, Inc.                                  1,034           10,578
Comstock Holdings Cos., Inc. (a)                           7,515           12,024
The Dixie Group, Inc. (a)                                  2,900           47,618
Energizer Holdings, Inc.                                   9,125          919,253
Ethan Allen Interiors, Inc.                                3,943          100,349
Flexsteel Industries, Inc.                                   965           36,303
Forward Industries, Inc. (a)                               2,823            5,533
Herman Miller, Inc.                                        8,835          283,869
HNI Corp.                                                  6,700          244,952
Hooker Furniture Corp.                                     1,876           29,378
Hovnanian Enterprises, Inc., Class A (a)(b)               21,351          100,990
Interface, Inc.                                            9,120          187,416
iRobot Corp. (a)                                           4,579          187,968
Jarden Corp. (a)                                          18,524        1,108,291
KB Home                                                   12,864          218,559
Knoll, Inc.                                                7,374          134,133
La-Z-Boy, Inc.                                             8,074          218,805
Libbey, Inc. (a)                                           3,813           99,138
Lifetime Brands, Inc.                                      1,440           25,718
The LS Starrett Co., Class A                               1,377           21,936
M/I Homes, Inc. (a)                                        4,013           89,971
MDC Holdings, Inc.                                         6,036          170,698
Meritage Homes Corp. (a)                                   5,757          241,103
The Middleby Corp. (a)                                     2,876          759,868
National Presto Industries, Inc.                             614           47,917
NVR, Inc. (a)                                                631          723,757
Oil-Dri Corp. of America                                     858           29,635
The Ryland Group, Inc.                                     7,317          292,168
The Scotts Miracle-Gro Co., Class A                        6,513          399,117
Select Comfort Corp. (a)                                   8,631          156,049
Skyline Corp. (a)                                          2,125           12,856
Spectrum Brands Holdings, Inc.                             3,200          255,040
Standard Pacific Corp. (a)                                23,580          195,950
Stanley Furniture Co., Inc. (a)                            2,178            5,968
Steelcase, Inc., Class A                                   9,078          150,786
Summer Infant, Inc. (a)                                    2,685            5,612
Taylor Morrison Home Corp., Class A (a)                    4,488          105,468

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       12

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION (CONCLUDED)
Tempur Sealy International, Inc. (a)                       9,283     $    470,370
Toll Brothers, Inc. (a)                                   24,196          868,636
Tupperware Brands Corp.                                    7,507          628,786
Virco Manufacturing Corp. (a)                              2,505            6,187
WD-40 Co.                                                  2,105          163,285
                                                                     ------------
                                                                       11,818,037
---------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 3.1%
Accuride Corp. (a)                                         8,723           38,643
AGCO Corp.                                                13,378          737,930
Alamo Group, Inc.                                          1,182           64,218
Albany International Corp., Class A                        4,299          152,786
Altra Industrial Motion Corp.                              4,225          150,833
American Railcar Industries, Inc.                          1,472          103,084
Astec Industries, Inc.                                     2,477          108,765
The Babcock & Wilcox Co.                                  16,465          546,638
Broadwind Energy, Inc. (a)                                 2,781           33,984
Ceco Environmental Corp.                                   2,961           49,123
Chicago Rivet & Machine Co.                                  494           19,523
CIRCOR International, Inc.                                 2,779          203,784
CLARCOR, Inc.                                              7,116          408,103
Colfax Corp. (a)                                          14,101        1,005,824
Columbus McKinnon Corp. (a)                                2,933           78,575
Commercial Vehicle Group, Inc. (a)                         4,772           43,521
Crane Co.                                                  7,181          510,928
Donaldson Co., Inc.                                       19,692          834,941
Douglas Dynamics, Inc.                                     3,742           65,186
Dynamic Materials Corp.                                    2,036           38,765
The Eastern Co.                                            1,114           17,969
Energy Recovery, Inc. (a)                                  6,860           36,495
EnPro Industries, Inc. (a)                                 3,303          240,029
Federal Signal Corp. (a)                                   9,847          146,720
Franklin Electric Co., Inc.                                5,549          235,943
FreightCar America, Inc.                                   1,751           40,693
GATX Corp.                                                 6,600          448,008
The Gorman-Rupp Co.                                        2,838           90,220
Graco, Inc.                                                9,153          684,095
Graham Corp.                                               1,902           60,579
The Greenbrier Cos., Inc. (a)                              3,794          173,006
H&E Equipment Services, Inc. (a)                           4,783          193,472
Hardinge, Inc.                                             1,772           25,517
Hurco Cos., Inc.                                           1,150           30,682
Hyster-Yale Materials Handling, Inc.                       1,717          167,408
IDEX Corp.                                                12,008          875,263
John Bean Technologies Corp.                               4,210          130,089
Kadant, Inc.                                               1,829           66,704
Kennametal, Inc.                                          11,534          510,956
Key Technology, Inc. (a)                                     998           13,044
Kimball International, Inc., Class B                       4,906           88,848
Lincoln Electric Holdings, Inc.                           11,893          856,415
Lindsay Corp. (b)                                          1,924          169,658
Lydall, Inc. (a)                                           3,024           69,159
Manitex International, Inc. (a)                            2,717           44,287
The Manitowoc Co., Inc.                                   20,308          638,687
Materion Corp.                                             3,097          105,081
Meritor, Inc. (a)                                         15,283          187,217
MFRI, Inc. (a)                                             1,937           26,363
Miller Industries, Inc.                                    1,717           33,533
MSA Safety, Inc.                                           4,624          263,568
Mueller Industries, Inc.                                   8,298          248,857
NACCO Industries, Inc., Class A                              799           43,314
Navistar International Corp. (a)                          10,725          363,256
NN, Inc.                                                   3,075           60,578
Nordson Corp.                                              8,972          632,436
Oshkosh Corp.                                             12,859          757,009
PMFG, Inc. (a)                                             3,145           18,776
Proto Labs, Inc. (a)                                       3,441          232,852
Spartan Motors, Inc.                                       4,844           24,898
SPX Corp.                                                  6,676          656,318
Standex International Corp.                                1,941          103,999
Sun Hydraulics Corp.                                       3,780          163,712
Sypris Solutions, Inc.                                     1,348            3,734
Tecumseh Products Co., Class A (a)                         2,544           17,554
Tennant Co.                                                2,738          179,668
Terex Corp.                                               16,697          739,677
The Timken Co.                                            11,617          682,847
The Toro Co.                                               8,611          544,129
Trinity Industries, Inc.                                  11,586          835,003
Twin Disc, Inc.                                            1,357           35,743
Wabash National Corp. (a)                                 10,790          148,470
Wabtec Corp.                                              14,388        1,115,070
Woodward, Inc.                                             8,723          362,266
                                                                     ------------
                                                                       19,835,028
---------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.6%
AK Steel Holding Corp. (a)                                21,307          153,837
Ampco-Pittsburgh Corp.                                     1,402           26,456
Carpenter Technology Corp.                                 7,727          510,291
Century Aluminum Co. (a)                                   8,318          109,881
Commercial Metals Co.                                     17,156          323,905
Friedman Industries, Inc.                                  2,787           23,494
Globe Specialty Metals, Inc.                               9,757          203,141
Handy & Harman Ltd. (a)                                    1,143           25,157
Haynes International, Inc.                                 1,874          101,196
Horsehead Holding Corp. (a)                                8,576          144,248
Kaiser Aluminum Corp.                                      2,717          194,048
McEwen Mining, Inc. (a)                                   37,168           88,088
Noranda Aluminum Holding Corp.                            10,483           43,085
Olympic Steel, Inc.                                        1,597           45,834
Reliance Steel & Aluminum Co.                             11,249          794,854
RTI International Metals, Inc. (a)                         4,899          136,094
Steel Dynamics, Inc.                                      32,856          584,508
Synalloy Corp.                                             2,147           30,831

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       13

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING (CONCLUDED)
Universal Stainless & Alloy Products, Inc. (a)             1,302     $     43,969
Uranium Energy Corp. (a)                                  19,733           26,048
Uranium Resources, Inc. (a)(b)                             3,876           10,698
Worthington Industries, Inc.                               7,838          299,804
                                                                     ------------
                                                                        3,919,467
---------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.4%
Air Lease Corp.                                           13,461          501,961
Air Transport Services Group, Inc. (a)                     8,433           66,199
Aircastle Ltd.                                             9,655          187,114
Arkansas Best Corp.                                        3,738          138,119
Atlas Air Worldwide Holdings, Inc. (a)                     3,637          128,277
Baltic Trading Ltd.                                        8,240           51,994
CAI International, Inc. (a)                                2,930           72,283
Celadon Group, Inc.                                        3,676           88,371
Con-way, Inc.                                              8,242          338,581
Covenant Transportation Group, Inc., Class A (a)           1,373           13,867
Eagle Bulk Shipping, Inc. (a)                              3,858           15,393
Echo Global Logistics, Inc. (a)                            2,581           47,284
Forward Air Corp.                                          4,305          198,504
Genco Shipping & Trading Ltd. (a)(b)                       6,709           11,808
Genesee & Wyoming, Inc., Class A (a)                       7,681          747,515
Heartland Express, Inc.                                    6,842          155,245
Hub Group, Inc., Class A (a)                               5,073          202,869
International Shipholding Corp.                              854           25,142
JB Hunt Transport Services, Inc.                          13,424          965,454
Kirby Corp. (a)                                            8,525          863,156
Knight Transportation, Inc.                                8,454          195,541
Landstar System, Inc.                                      6,456          382,324
Marten Transport Ltd.                                      3,221           69,316
Matson, Inc.                                               6,067          149,794
Old Dominion Freight Line, Inc. (a)                       10,425          591,514
Pacer International, Inc. (a)                              6,165           55,238
PAM Transportation Services, Inc. (a)                        980           19,482
Patriot Transportation Holding, Inc. (a)                   1,004           36,194
PHH Corp. (a)                                              8,287          214,136
Quality Distribution, Inc. (a)                             5,040           65,470
Rand Logistics, Inc. (a)                                   5,032           34,721
Roadrunner Transportation Systems, Inc. (a)                4,005          101,086
Saia, Inc. (a)                                             3,719          142,103
Swift Transportation Co. (a)                              16,713          413,647
TAL International Group, Inc. (a)                          5,188          222,410
Teekay Corp.                                               5,878          330,579
Textainer Group Holdings Ltd.                              2,471           94,565
Universal Truckload Services, Inc.                           912           26,357
USA Truck, Inc. (a)                                        1,622           23,876
UTI Worldwide, Inc.                                       13,413          142,044
Werner Enterprises, Inc.                                   6,300          160,713
Wesco Aircraft Holdings, Inc. (a)                          6,509          143,263
Willis Lease Finance Corp. (a)                             1,351           27,655
World Fuel Services Corp.                                 10,958          483,248
XPO Logistics, Inc. (a)                                    7,638          224,634
YRC Worldwide, Inc. (a)(b)                                 2,247           50,558
                                                                     ------------
                                                                        9,219,604
---------------------------------------------------------------------------------
LEISURE GOODS -- 0.9%
Activision Blizzard, Inc.                                 63,674        1,301,497
Arctic Cat, Inc.                                           2,143          102,414
Black Diamond, Inc. (a)                                    4,251           51,990
Brunswick Corp.                                           13,894          629,259
Callaway Golf Co.                                         11,826          120,862
Drew Industries, Inc.                                      3,266          177,017
DTS, Inc. (a)                                              3,097           61,197
Emerson Radio Corp. (a)                                    3,000            6,240
Escalade, Inc.                                             2,473           33,138
Glu Mobile, Inc. (a)                                      11,936           56,577
JAKKS Pacific, Inc.                                        3,025           21,840
Koss Corp.                                                 1,133            5,665
LeapFrog Enterprises, Inc. (a)                             9,036           67,770
Majesco Entertainment Co. (a)                              6,877            2,786
Marine Products Corp.                                      3,058           22,996
Nautilus, Inc. (a)                                         5,339           51,415
Polaris Industries, Inc.                                   9,848        1,375,864
Pool Corp.                                                 6,688          410,108
RealD, Inc. (a)                                            7,701           86,020
Skullcandy, Inc. (a)                                       3,869           35,517
Take-Two Interactive Software, Inc. (a)                   14,270          312,941
Thor Industries, Inc.                                      6,530          398,722
TiVo, Inc. (a)                                            18,817          248,949
Universal Electronics, Inc. (a)                            2,627          100,851
Winnebago Industries, Inc. (a)                             4,475          122,570
                                                                     ------------
                                                                        5,804,205
--------------------------------------------------------------------------------
LIFE INSURANCE -- 0.5%
American Equity Investment Life Holding Co.               10,862          256,560
Amerisafe, Inc.                                            3,237          142,137
Atlantic American Corp.                                    2,927           10,654
Citizens, Inc. (a)                                         7,923           58,630
CNO Financial Group, Inc.                                 33,207          601,047
eHealth, Inc. (a)                                          3,030          153,924
Employers Holdings, Inc.                                   4,927           99,673
FBL Financial Group, Inc., Class A                         1,432           62,034
Independence Holding Co.                                   2,342           31,430
Kansas City Life Insurance Co.                               643           30,993

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       14

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
LIFE INSURANCE (CONCLUDED)
National Western Life Insurance Co., Class A                 341     $     83,375
The Phoenix Cos., Inc. (a)                                   975           50,456
Primerica, Inc.                                            8,287          390,401
Protective Life Corp.                                     11,766          618,774
StanCorp Financial Group, Inc.                             6,314          421,775
Symetra Financial Corp.                                   13,577          269,096
                                                                     ------------
                                                                        3,280,959
---------------------------------------------------------------------------------
MEDIA -- 3.9%
Acxiom Corp. (a)                                          11,505          395,715
AH Belo Corp.                                              3,599           41,676
AMC Networks, Inc., Class A (a)                            9,057          661,976
Ascent Capital Group, Inc., Class A (a)                    2,129          160,846
Bankrate, Inc. (a)                                         9,127          154,611
Beasley Broadcasting Group, Inc., Class A                  1,165           10,602
Charter Communications, Inc., Class A (a)                 10,348        1,274,874
Clear Channel Outdoor Holdings, Inc., Class A              6,448           58,741
ComScore, Inc. (a)                                         6,146          201,527
Constant Contact, Inc. (a)                                 4,982          121,860
Conversant, Inc. (a)                                      10,870          305,991
Courier Corp.                                              2,399           36,945
Crown Media Holdings, Inc., Class A (a)                    6,152           23,624
CSS Industries, Inc.                                       1,461           39,447
CTN Media Group, Inc. (a)                                     50               --
Cumulus Media, Inc., Class A (a)                          17,171          118,652
Demand Media, Inc. (a)                                     9,546           46,298
DISH Network Corp., Class A (a)                           31,625        1,967,391
Dolby Laboratories, Inc., Class A (a)                      7,199          320,356
DreamWorks Animation SKG, Inc., Class A (a)               10,897          289,315
Emmis Communications Corp., Class A (a)                    6,668           21,338
Entercom Communications Corp., Class A (a)                 3,286           33,090
Entravision Communications Corp., Class A                 12,372           82,892
EW Scripps Co. (a)                                         5,297           93,863
FactSet Research Systems, Inc.                             5,929          639,206
Gray Television, Inc. (a)                                  8,001           82,970
Groupon, Inc. (a)                                         59,044          462,905
Harte-Hanks, Inc.                                          6,749           59,661
IHS, Inc., Class A (a)                                     9,286        1,128,249
John Wiley & Sons, Inc., Class A                           7,011          404,114
Journal Communications, Inc., Class A (a)                  6,809           60,328
Lamar Advertising Co., Class A (a)                         9,826          501,028
Liberty Global PLC (a)                                    77,749        3,165,162
Liberty Global PLC, Class A (a)                           34,877        1,450,883
Liberty Interactive Corp., Series A (a)                   70,943        2,048,124
Liberty Media Corp., Class A (a)                          14,828        1,938,464
Liberty Ventures, Series A (a)                             5,719          745,357
Live Nation Entertainment, Inc. (a)                       21,692          471,801
Local Corp. (a)                                           13,417           25,761
Marchex, Inc., Class B                                     3,913           41,126
Martha Stewart Living Omnimedia, Class A (a)               6,396           28,974
The McClatchy Co., Class A (a)                            10,903           69,997
Media General, Inc., Class A (a)(b)                        4,003           73,535
Mediabistro, Inc. (a)                                      3,207            7,793
Meredith Corp.                                             5,493          255,040
Morningstar, Inc.                                          3,324          262,663
National CineMedia, Inc.                                  10,222          153,330
The New York Times Co., Class A                           19,330          330,930
Nexstar Broadcasting Group, Inc., Class A                  4,695          176,156
Pandora Media, Inc. (a)                                   25,224          764,792
PDI, Inc. (a)                                              2,543           11,647
QuinStreet, Inc. (a)                                       7,427           49,315
Radio One, Inc., Class D (a)                               5,488           26,013
Saga Communications, Inc., Class A                           899           44,671
Salem Communications Corp., Class A                        2,739           27,363
Schawk, Inc.                                               2,520           50,375
Scholastic Corp.                                           3,655          126,024
Sinclair Broadcast Group, Inc., Class A                   11,419          309,341
Sirius XM Holdings, Inc. (a)                             448,087        1,433,878
Sizmek, Inc. (a)                                           4,354           46,283
Spanish Broadcasting System, Inc. (a)                      2,333           13,671
SPAR Group, Inc. (a)                                       3,165            6,203
Starz, Class A (a)                                        14,130          456,116
TechTarget, Inc. (a)                                       4,464           32,185
TheStreet, Inc.                                            9,587           25,118
Value Line, Inc.                                           1,830           27,377
WebMD Health Corp. (a)                                     7,311          302,675
XO Group, Inc. (a)                                         5,764           58,447
Yelp, Inc. (a)                                             8,802          677,138
                                                                     ------------
                                                                       25,533,819
---------------------------------------------------------------------------------
MINING -- 0.5%
Allied Nevada Gold Corp. (a)(b)                           18,252           78,666
Alpha Natural Resources, Inc. (a)                         33,676          143,123
AMCOL International Corp.                                  3,844          175,978
Arch Coal, Inc.                                           32,421          156,269
Cloud Peak Energy, Inc. (a)                                9,192          194,319
Coeur Mining, Inc. (a)                                    16,289          151,325

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       15

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
MINING (CONCLUDED)
Compass Minerals International, Inc.                       4,934     $    407,154
General Moly, Inc. (a)                                    12,175           12,053
Golden Minerals Co. (a)(b)                                 9,302            7,779
Hecla Mining Co.                                          55,170          169,372
James River Coal Co. (a)(b)                                8,117            6,087
Molycorp, Inc. (a)(b)                                     30,401          142,581
Royal Gold, Inc.                                          10,023          627,640
Solitario Exploration & Royalty Corp. (a)                 15,315           19,450
Stillwater Mining Co. (a)                                 18,095          267,987
SunCoke Energy, Inc. (a)                                  10,679          243,908
Timberline Resources Corp. (a)(b)                         15,011            2,252
US Silica Holdings, Inc.                                   8,320          317,574
Walter Energy, Inc. (b)                                    9,851           74,474
Westmoreland Coal Co. (a)                                  3,611          107,536
                                                                     ------------
                                                                        3,305,527
 --------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 0.8%
Atlantic Tele-Network, Inc.                                1,546          101,912
Iridium Communications, Inc. (a)                           8,740           65,637
NII Holdings, Inc. (a)(b)                                 27,198           32,366
NTELOS Holdings Corp.                                      3,146           42,471
ORBCOMM, Inc. (a)                                          8,002           54,814
SBA Communications Corp., Class A (a)                     19,597        1,782,543
Shenandoah Telecommunications Co.                          3,515          113,499
Sprint Corp. (a)                                         129,638        1,191,373
T-Mobile US, Inc. (a)                                     38,648        1,276,544
Telephone & Data Systems, Inc.                            13,697          358,998
United States Cellular Corp.                               1,525           62,540
USA Mobility, Inc.                                         3,856           70,064
                                                                     ------------
                                                                        5,152,761
---------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.2%
Alleghany Corp. (a)                                        2,531        1,031,079
Allied World Assurance Co. Holdings AG                     4,922          507,901
Ambac Financial Group, Inc. (a)                            6,424          199,337
American Financial Group, Inc.                            10,489          605,320
American National Insurance Co.                              539           60,934
Amtrust Financial Services, Inc. (b)                       4,764          179,174
Arch Capital Group Ltd. (a)                               17,366          999,240
Argo Group International Holdings Ltd.                     3,886          178,367
Arthur J Gallagher & Co.                                  20,447          972,868
Aspen Insurance Holdings Ltd.                              9,578          380,247
Assured Guaranty Ltd.                                     24,148          611,427
Axis Capital Holdings Ltd.                                15,562          713,518
Baldwin & Lyons, Inc., Class B                             1,784           46,901
Brown & Brown, Inc.                                       17,780          546,913
CNA Financial Corp.                                        3,530          150,802
Donegal Group, Inc., Class A                               1,871           27,279
EMC Insurance Group, Inc.                                    901           32,013
Endurance Specialty Holdings Ltd.                          6,510          350,433
Enstar Group Ltd. (a)                                      1,277          174,068
Erie Indemnity Co., Class A                                3,698          257,972
Everest Re Group Ltd.                                      6,970        1,066,758
Federated National Holding Co.                             2,731           50,032
First Acceptance Corp. (a)                                 6,570           16,359
First American Financial Corp.                            15,711          417,127
Global Indemnity PLC (a)                                   1,973           51,969
Greenlight Capital Re Ltd. (a)                             4,911          161,081
The Hanover Insurance Group, Inc.                          6,420          394,445
HCC Insurance Holdings, Inc.                              14,899          677,756
Hilltop Holdings, Inc. (a)                                10,596          252,079
Horace Mann Educators Corp.                                6,108          177,132
Infinity Property & Casualty Corp.                         1,707          115,444
Kemper Corp.                                               7,517          294,441
Life Partners Holdings, Inc.                               2,288            6,544
Maiden Holdings Ltd.                                       8,194          102,261
Markel Corp. (a)                                           2,117        1,261,944
MBIA, Inc. (a)                                            21,893          306,283
Meadowbrook Insurance Group, Inc.                          7,057           41,142
Mercury General Corp.                                      3,553          160,169
Montpelier Re Holdings Ltd.                                6,725          200,136
National Interstate Corp.                                  2,934           78,661
The Navigators Group, Inc. (a)                             1,693          103,933
Old Republic International Corp.                          36,358          596,271
OneBeacon Insurance Group Ltd.                             2,550           39,423
PartnerRe Ltd.                                             6,881          712,183
Platinum Underwriters Holdings Ltd.                        4,148          249,295
ProAssurance Corp.                                         9,067          403,754
Reinsurance Group of America, Inc.                        10,238          815,252
RenaissanceRe Holdings Ltd.                                6,523          636,645
RLI Corp.                                                  5,342          236,330
Safety Insurance Group, Inc.                               2,120          114,162
Selective Insurance Group, Inc.                            8,290          193,323
State Auto Financial Corp.                                 2,450           52,210
Tower Group International Ltd.                             7,614           20,558
United Fire Group, Inc.                                    3,306          100,337
Universal Insurance Holdings, Inc.                         5,132           65,176
Validus Holdings Ltd.                                     15,039          567,121
W.R. Berkley Corp.                                        16,118          670,831
White Mountains Insurance Group Ltd.                         817          490,118
Willis Group Holdings PLC                                 26,126        1,152,940
                                                                     ------------
                                                                       21,077,418
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 3.6%
Abraxas Petroleum Corp. (a)                               18,396           72,848
Adams Resources & Energy, Inc.                               460           26,643

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       16

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
Alon USA Energy, Inc.                                      3,887     $     58,072
Apco Oil and Gas International, Inc. (a)                   2,992           43,234
Approach Resources, Inc. (a)                               5,719          119,584
Barnwell Industries, Inc. (a)                              1,930            5,713
Bill Barrett Corp. (a)                                     7,950          203,520
Bonanza Creek Energy, Inc. (a)                             4,674          207,526
BPZ Resources, Inc. (a)                                   18,784           59,733
Brenham Oil & Gas Corp. (a)                                5,673              170
Callon Petroleum Co. (a)                                   7,999           66,952
Carrizo Oil & Gas, Inc. (a)                                6,605          353,103
Cheniere Energy, Inc. (a)                                 33,336        1,845,148
Cimarex Energy Co.                                        13,148        1,566,058
Clayton Williams Energy, Inc. (a)                          1,073          121,260
Cobalt International Energy, Inc. (a)                     44,923          822,989
Comstock Resources, Inc.                                   7,489          171,124
Concho Resources, Inc. (a)                                15,871        1,944,198
Contango Oil & Gas Co. (a)                                 2,387          113,955
Continental Resources, Inc. (a)                            6,523          810,613
CVR Energy, Inc.                                           2,530          106,893
Delek US Holdings, Inc.                                    5,621          163,234
Diamondback Energy, Inc. (a)                               6,372          428,899
Double Eagle Petroleum Co. (a)                             3,643           10,419
Emerald Oil, Inc. (a)                                     11,407           76,655
Endeavour International Corp. (a)                         12,052           39,169
Energen Corp.                                             10,981          887,375
Energy XXI Bermuda Ltd.                                   11,368          267,944
EPL Oil & Gas, Inc. (a)                                    5,569          214,963
Era Group, Inc. (a)                                        3,179           93,177
Evolution Petroleum Corp.                                  5,834           74,267
EXCO Resources, Inc. (b)                                  28,887          161,767
Forest Oil Corp. (a)                                      23,888           45,626
FX Energy, Inc. (a)                                       13,494           45,070
Gastar Exploration, Inc. (a)                              11,369           62,188
Goodrich Petroleum Corp. (a)                               5,844           92,452
Gulfport Energy Corp. (a)                                 13,146          935,732
Halcon Resources Corp. (a)(b)                             39,882          172,689
Harvest Natural Resources, Inc. (a)                        7,655           28,783
HollyFrontier Corp.                                       29,760        1,415,981
Houston American Energy Corp. (a)                          5,104            2,808
Hyperdynamics Corp. (a)                                    9,512           16,551
Isramco, Inc. (a)                                            353           46,776
Kodiak Oil & Gas Corp. (a)                                41,210          500,289
Kosmos Energy Ltd. (a)                                    16,595          182,545
Laredo Petroleum, Inc. (a)                                 9,517          246,110
Magellan Petroleum Corp. (a)                              18,301           25,987
Magnum Hunter Resources Corp. (a)                         26,868          228,378
Matador Resources Co. (a)                                  9,169          224,549
Miller Energy Resources, Inc. (a)                          7,135           41,954
Northern Oil and Gas, Inc. (a)                             9,819          143,554
Oasis Petroleum, Inc. (a)                                 14,918          622,528
Pacific Ethanol, Inc. (a)                                  3,224           50,165
Panhandle Oil and Gas, Inc.                                1,638           71,433
PBF Energy, Inc.                                           8,422          217,288
PDC Energy, Inc. (a)                                       5,632          350,648
Penn Virginia Corp. (a)                                    8,697          152,111
PetroQuest Energy, Inc. (a)                               11,732           66,872
Pioneer Energy Services Corp. (a)                         10,165          131,637
PostRock Energy Corp. (a)                                  4,012            5,055
Quicksilver Resources, Inc. (a)(b)                        27,437           72,159
Resolute Energy Corp. (a)                                 11,641           83,815
Rex Energy Corp. (a)                                       7,757          145,133
Rosetta Resources, Inc. (a)                                9,456          440,461
SandRidge Energy, Inc. (a)(b)                             56,754          348,470
SemGroup Corp., Class A                                    6,805          446,952
SM Energy Co.                                             10,227          729,083
Stone Energy Corp. (a)                                     7,923          332,528
Swift Energy Co. (a)(b)                                    6,841           73,609
Syntroleum Corp. (a)                                       2,214            8,701
Targa Resources Corp.                                      4,559          452,526
Ultra Petroleum Corp. (a)(b)                              23,886          642,295
US Energy Corp., Wyoming (a)                               4,911           23,376
Vaalco Energy, Inc. (a)                                   10,081           86,193
W&T Offshore, Inc.                                         5,629           97,438
Warren Resources, Inc. (a)                                13,542           65,002
Western Refining, Inc.                                     8,273          319,338
Whiting Petroleum Corp. (a)                               17,889        1,241,318
WPX Energy, Inc. (a)                                      30,709          553,683
ZaZa Energy Corp. (a)                                     13,617           10,241
Zion Oil & Gas, Inc. (a)                                   9,148           17,473
                                                                     ------------
                                                                       23,452,758
---------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 2.5%
Atwood Oceanics, Inc. (a)                                  8,724          439,602
Basic Energy Services, Inc. (a)                            4,712          129,156
Bolt Technology Corp.                                      2,248           44,443
Bristow Group, Inc.                                        5,290          399,501
C&J Energy Services, Inc. (a)                              7,389          215,463
Cal Dive International, Inc. (a)(b)                       19,235           32,700
CARBO Ceramics, Inc.                                       2,969          409,692
Chart Industries, Inc. (a)                                 4,551          362,032
Core Laboratories NV                                       6,753        1,340,065
Dawson Geophysical Co.                                     1,311           36,721
DHT Holdings, Inc.                                         8,381           65,204
Dresser-Rand Group, Inc. (a)                              11,561          675,278
Dril-Quip, Inc. (a)                                        6,241          699,616
Exterran Holdings, Inc.                                    9,039          396,631
Flotek Industries, Inc. (a)                                7,402          206,146
Forbes Energy Services Ltd. (a)                            2,153            8,504
Forum Energy Technologies, Inc. (a)                        8,101          250,969
Geospace Technologies Corp. (a)                            2,032          134,457
Gulf Island Fabrication, Inc.                              1,934           41,794

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       17

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION (CONCLUDED)
Gulfmark Offshore, Inc., Class A                           3,659     $    164,435
Helix Energy Solutions Group, Inc. (a)                    14,959          343,758
Hercules Offshore, Inc. (a)                               24,567          112,763
Hornbeck Offshore Services, Inc. (a)                       5,026          210,137
ION Geophysical Corp. (a)                                 20,117           84,693
Key Energy Services, Inc. (a)                             19,538          180,531
Matrix Service Co. (a)                                     4,266          144,106
McDermott International, Inc. (a)                         34,857          272,582
Mitcham Industries, Inc. (a)                               2,357           32,857
MRC Global, Inc. (a)                                      15,684          422,841
Natural Gas Services Group, Inc. (a)                       2,416           72,818
Newpark Resources, Inc. (a)                               13,713          157,014
Oceaneering International, Inc.                           16,012        1,150,622
OGE Energy Corp.                                          29,798        1,095,375
Oil States International, Inc. (a)                         8,270          815,422
Parker Drilling Co. (a)                                   19,733          139,907
Patterson-UTI Energy, Inc.                                21,247          673,105
PHI, Inc. (a)                                              2,122           93,877
RPC, Inc.                                                  9,161          187,068
SEACOR Holdings, Inc. (a)                                  2,751          237,741
Superior Energy Services, Inc.                            23,808          732,334
Tesco Corp. (a)                                            4,864           89,984
TETRA Technologies, Inc. (a)                              12,273          157,094
TGC Industries, Inc. (a)                                   4,268           25,395
Tidewater, Inc.                                            7,273          353,613
Unit Corp. (a)                                             6,614          432,423
Weatherford International Ltd. (a)                       114,576        1,989,039
Willbros Group, Inc. (a)                                   6,727           84,895
                                                                     ------------
                                                                       16,344,403
---------------------------------------------------------------------------------
PERSONAL GOODS -- 1.5%
American Apparel, Inc. (a)(b)                             13,016            6,521
Carter's, Inc.                                             8,349          648,300
Charles & Colvard Ltd. (a)                                 4,772           13,648
Cherokee, Inc.                                             2,419           33,697
Columbia Sportswear Co.                                    1,775          146,704
Coty, Inc., Class A                                        8,205          122,911
Crocs, Inc. (a)                                           13,571          211,707
Culp, Inc.                                                 1,628           32,137
Deckers Outdoor Corp. (a)                                  5,319          424,084
Delta Apparel, Inc. (a)                                    1,207           19,746
Elizabeth Arden, Inc. (a)                                  3,743          110,456
The Female Health Co.                                      5,213           40,453
G-III Apparel Group Ltd. (a)                               2,558          183,102
Hanesbrands, Inc.                                         14,898        1,139,399
Helen of Troy Ltd. (a)                                     4,446          307,796
Iconix Brand Group, Inc. (a)                               7,819          307,052
Inter Parfums, Inc.                                        2,513           90,996
Joe's Jeans, Inc. (a)                                      9,399           11,279
The Jones Group, Inc.                                     11,319          169,445
Kate Spade & Co. (a)                                      18,698          693,509
Lakeland Industries, Inc. (a)                              1,733           11,022
Lululemon Athletica, Inc. (a)                             16,218          852,905
Movado Group, Inc.                                         2,713          123,577
Nu Skin Enterprises, Inc., Class A                         8,879          735,625
Orchids Paper Products Co.                                 1,530           46,818
Oxford Industries, Inc.                                    2,293          179,313
Perry Ellis International, Inc. (a)                        1,655           22,740
Quiksilver, Inc. (a)                                      20,298          152,438
Revlon, Inc., Class A (a)                                  2,114           54,013
RG Barry Corp.                                             2,248           42,442
Rocky Brands, Inc.                                         1,306           18,793
Skechers U.S.A., Inc., Class A (a)                         6,023          220,080
Steven Madden Ltd. (a)                                     8,907          320,474
Superior Uniform Group, Inc.                                 918           13,467
Tumi Holdings, Inc. (a)                                    7,379          166,987
Under Armour, Inc., Class A (a)                           12,146        1,392,417
Unifi, Inc. (a)                                            2,706           62,427
Vera Bradley, Inc. (a)                                     3,446           93,007
Weyco Group, Inc.                                            882           23,832
Wolverine World Wide, Inc.                                15,103          431,191
                                                                     ------------
                                                                        9,676,510
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 5.2%
Aastrom Biosciences, Inc. (a)                              4,452           19,544
ACADIA Pharmaceuticals, Inc. (a)                          13,344          324,660
Achillion Pharmaceuticals, Inc. (a)                       19,353           63,671
Acorda Therapeutics, Inc. (a)                              7,042          266,962
Acura Pharmaceuticals, Inc. (a)                           11,590           16,921
Aegerion Pharmaceuticals, Inc. (a)                         4,247          195,872
Affymetrix, Inc. (a)                                      13,607           97,018
Agenus, Inc. (a)                                          13,328           42,250
Akorn, Inc. (a)                                           12,040          264,880
Albany Molecular Research, Inc. (a)                        4,097           76,163
Alexza Pharmaceuticals, Inc. (a)                           7,669           33,974
Alkermes PLC (a)                                          22,479          991,099
Alnylam Pharmaceuticals, Inc. (a)                          8,359          561,223
AMAG Pharmaceuticals, Inc. (a)                             3,886           75,194
Amicus Therapeutics, Inc. (a)                             12,628           26,140
Ampio Pharmaceuticals, Inc. (a)                            8,902           56,528
Anacor Pharmaceuticals, Inc. (a)                           5,912          118,299
ANI Pharmaceuticals, Inc. (a)                              2,161           67,747
Anthera Pharmaceuticals, Inc. (a)                          6,316           21,159
Apricus Biosciences, Inc. (a)                             11,257           24,203
ARCA Biopharma, Inc. (a)                                   5,487           10,206
Arena Pharmaceuticals, Inc. (a)(b)                        36,143          227,701
Ariad Pharmaceuticals, Inc. (a)(b)                        32,458          261,611
Arqule, Inc. (a)                                          20,616           42,263
Array BioPharma, Inc. (a)                                 21,612          101,576
Auxilium Pharmaceuticals, Inc. (a)                         7,713          209,639
AVANIR Pharmaceuticals, Inc. (a)                          28,877          105,979
AVEO Pharmaceuticals, Inc. (a)                            21,112           31,562

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       18

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
BioCryst Pharmaceuticals, Inc. (a)                         9,933     $    105,091
Biodel, Inc. (a)(b)                                        5,801           15,837
BioDelivery Sciences International, Inc. (a)               7,612           64,245
BioMarin Pharmaceutical, Inc. (a)                         22,048        1,503,894
Biota Pharmaceuticals, Inc. (a)                            9,894           60,452
Biotime, Inc. (a)(b)                                      14,244           46,863
Cel-Sci Corp. (a)(b)                                      14,672           22,301
Cell Therapeutics, Inc. (a)                               26,807           91,144
Celldex Therapeutics, Inc. (a)                            14,360          253,741
Cerus Corp. (a)                                           13,121           62,981
Charles River Laboratories International, Inc. (a)         7,787          469,868
Chelsea Therapeutics International Ltd. (a)               14,038           77,490
Cleveland Biolabs, Inc. (a)                               20,827           14,183
Clovis Oncology, Inc. (a)                                  4,750          329,032
Columbia Laboratories, Inc. (a)                            4,676           33,761
Corcept Therapeutics, Inc. (a)                            16,440           71,678
Coronado Biosciences, Inc. (a)                            11,949           23,659
Cubist Pharmaceuticals, Inc. (a)                          11,951          874,216
Cumberland Pharmaceuticals, Inc. (a)                       4,500           20,250
Curis, Inc. (a)                                           20,738           58,481
Cytokinetics, Inc. (a)                                     6,490           61,655
Cytori Therapeutics, Inc. (a)                             17,534           47,342
CytRx Corp. (a)                                            9,758           34,055
Dendreon Corp. (a)(b)                                     29,222           87,374
Depomed, Inc. (a)                                         10,053          145,768
Discovery Laboratories, Inc. (a)                          22,340           48,031
Durect Corp. (a)                                          21,132           28,106
Dyax Corp. (a)                                            21,121          189,667
Dynavax Technologies Corp. (a)                            48,773           87,791
Emergent Biosolutions, Inc. (a)                            5,699          144,014
Endo International PLC (a)                                20,961        1,438,973
Endocyte, Inc. (a)                                         5,593          133,169
Entremed, Inc. (a)                                         7,740           14,164
Enzo Biochem, Inc. (a)                                     8,028           33,396
Enzon Pharmaceuticals, Inc.                               19,966           20,565
Exact Sciences Corp. (a)                                  13,283          188,220
Exelixis, Inc. (a)(b)                                     31,774          112,480
Furiex Pharmaceuticals, Inc. (a)                           1,592          138,504
Galena Biopharma, Inc. (a)(b)                             22,522           56,305
Genomic Health, Inc. (a)                                   3,722           98,037
GenVec, Inc. (a)                                           6,148           16,292
Geron Corp. (a)                                           29,051           60,426
GTx, Inc. (a)                                             10,666           16,319
Halozyme Therapeutics, Inc. (a)                           16,907          214,719
Harvard Bioscience, Inc. (a)                               7,017           33,261
Hemispherx Biopharma, Inc. (a)                             9,683            3,873
Hi-Tech Pharmacal Co., Inc. (a)                            2,147           93,030
Idenix Pharmaceuticals, Inc. (a)(b)                       19,881          119,882
Idera Pharmaceuticals, Inc. (a)                           12,431           50,718
Illumina, Inc. (a)                                        19,251        2,861,854
Immunogen, Inc. (a)                                       14,686          219,262
Immunomedics, Inc. (a)                                    17,073           71,877
Impax Laboratories, Inc. (a)                              10,467          276,538
Incyte Corp. Ltd. (a)                                     22,925        1,226,946
Infinity Pharmaceuticals, Inc. (a)                         8,109           96,416
Inovio Pharmaceuticals, Inc. (a)(b)                       34,300          114,219
Insmed, Inc. (a)                                           6,623          126,102
Intercept Pharmaceuticals, Inc. (a)                        1,560          514,472
InterMune, Inc. (a)                                       14,133          473,032
Ironwood Pharmaceuticals, Inc. (a)                        19,618          241,694
Isis Pharmaceuticals, Inc. (a)                            17,957          775,922
Jazz Pharmaceuticals PLC (a)                               8,041        1,115,126
Keryx Biopharmaceuticals, Inc. (a)                        14,839          252,857
Lexicon Pharmaceuticals, Inc. (a)                         46,663           80,727
Ligand Pharmaceuticals, Inc., Class B (a)                  3,474          233,661
Luminex Corp. (a)                                          7,451          134,938
Mallinckrodt PLC (a)                                       8,711          552,365
MannKind Corp. (a)(b)                                     37,112          149,190
Maxygen, Inc. (a)                                          8,041              241
The Medicines Co. (a)                                     10,340          293,863
Medivation, Inc. (a)                                      11,794          759,180
Momenta Pharmaceuticals, Inc. (a)                          8,706          101,425
Myriad Genetics, Inc. (a)(b)                              11,972          409,323
Nanosphere, Inc. (a)                                      14,079           30,270
Nektar Therapeutics (a)                                   20,082          243,394
Neuralstem, Inc. (a)                                      19,434           81,428
Neurocrine Biosciences, Inc. (a)                          12,029          193,667
Novavax, Inc. (a)                                         32,666          147,977
NPS Pharmaceuticals, Inc. (a)                             15,133          452,931
OncoGenex Pharmaceutical, Inc. (a)                         3,650           42,924
Oncothyreon, Inc. (a)                                     15,568           46,548
Opko Health, Inc. (a)(b)                                  35,108          327,207
Orexigen Therapeutics, Inc. (a)                           16,064          104,416
Osiris Therapeutics, Inc. (a)                              4,272           56,091
OXiGENE, Inc. (a)                                          2,284            8,519
Pacific Biosciences of California, Inc. (a)                8,597           45,994
Pacira Pharmaceuticals, Inc. (a)                           5,496          384,665
Pain Therapeutics, Inc. (a)                                8,736           48,048
Palatin Technologies, Inc. (a)(b)                         16,279           20,023
PDL BioPharma, Inc.                                       25,870          214,980
Peregrine Pharmaceuticals, Inc. (a)                       34,015           64,629
Pernix Therapeutics Holdings (a)                           4,089           21,876
Pharmacyclics, Inc. (a)                                   10,470        1,049,303
Pozen, Inc. (a)                                            7,071           56,568
Prestige Brands Holdings, Inc. (a)                         8,670          236,257
Progenics Pharmaceuticals, Inc. (a)                       14,832           60,663

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       19

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Puma Biotechnology, Inc. (a)                               3,203     $    333,560
Questcor Pharmaceuticals, Inc.                             8,608          558,917
Quintiles Transnational Holdings, Inc. (a)                 8,004          406,363
Raptor Pharmaceutical Corp. (a)                           13,271          132,710
Repligen Corp. (a)                                         6,758           86,908
Repros Therapeutics, Inc. (a)                              4,883           86,624
Rexahn Pharmaceuticals, Inc. (a)                          36,171           39,065
Rigel Pharmaceuticals, Inc. (a)                           16,778           65,099
Sagent Pharmaceuticals, Inc. (a)                           3,576           83,571
Salix Pharmaceuticals Ltd. (a)                             9,811        1,016,518
Sangamo Biosciences, Inc. (a)                             10,328          186,730
Sarepta Therapeutics, Inc. (a)(b)                          5,897          141,705
Sciclone Pharmaceuticals, Inc. (a)                        11,817           53,767
Seattle Genetics, Inc. (a)                                17,486          796,662
Sequenom, Inc. (a)(b)                                     22,329           54,706
SIGA Technologies, Inc. (a)                               10,865           33,682
Spectrum Pharmaceuticals, Inc. (a)                        10,521           82,485
StemCells, Inc. (a)                                       19,530           26,170
Sucampo Pharmaceuticals, Inc., Class A (a)                 4,619           33,026
Synageva BioPharma Corp. (a)                               3,388          281,102
Synta Pharmaceuticals Corp. (a)(b)                        13,848           59,685
Targacept, Inc. (a)                                        7,555           35,886
Techne Corp.                                               5,373          458,693
Telik, Inc. (a)                                            6,927            9,836
Theravance, Inc. (a)                                      12,783          395,506
Threshold Pharmaceuticals, Inc. (a)                       13,952           66,412
Transcept Pharmaceuticals, Inc. (a)                        6,404           19,724
Trubion Pharmaceuticals, Inc.                              3,113               --
United Therapeutics Corp. (a)                              7,038          661,783
Vanda Pharmaceuticals, Inc. (a)                            6,107           99,239
Venaxis, Inc. (a)(b)                                       6,479           17,040
Ventrus Biosciences, Inc. (a)                              6,886            8,814
Vical, Inc. (a)                                           22,071           28,472
Vivus, Inc. (a)(b)                                        17,507          103,992
XenoPort, Inc. (a)                                        11,650           60,231
XOMA Corp. (a)                                            13,431           69,976
Zalicus, Inc. (a)                                          8,168            9,965
ZIOPHARM Oncology, Inc. (a)(b)                            19,600           89,768
                                                                     ------------
                                                                       33,963,347
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 1.0%
Alexander & Baldwin, Inc.                                  6,845          291,323
Altisource Portfolio Solutions SA (a)                      2,622          318,993
American Realty Investors, Inc. (a)                        1,631           15,397
AV Homes, Inc. (a)                                         2,544           46,021
BBX Capital Corp. (a)                                      1,456           28,319
Columbia Property Trust, Inc.                             19,040          518,840
Consolidated-Tomoka Land Co.                               1,356           54,620
Forest City Enterprises, Inc., Class A (a)                24,288          463,901
Forestar Group, Inc. (a)                                   5,654          100,641
Gaming and Leisure Properties, Inc.                       13,933          507,997
HFF, Inc., Class A                                         5,273          177,226
The Howard Hughes Corp. (a)                                4,827          688,861
Jones Lang LaSalle, Inc.                                   6,765          801,652
Kennedy-Wilson Holdings, Inc.                             10,998          247,565
Maui Land & Pineapple Co., Inc. (a)                        6,225           39,964
Move, Inc. (a)                                             7,752           89,613
Nationstar Mortgage Holdings, Inc. (a)(b)                  3,601          116,888
Realogy Holdings Corp. (a)                                22,337          970,543
Reis, Inc. (a)                                             1,837           33,158
The St. Joe Co. (a)(b)                                    12,521          241,029
Tejon Ranch Co. (a)                                        2,497           84,474
Transcontinental Realty Investors, Inc. (a)                  393            5,667
Trulia, Inc. (a)                                           5,649          187,547
Zillow, Inc. Class A (a)                                   3,855          339,625
ZipRealty, Inc. (a)                                        3,190           10,463
                                                                     ------------
                                                                        6,380,327
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 8.2%
Acadia Realty Trust                                        8,458          223,122
Agree Realty Corp.                                         3,375          102,634
Alexander's, Inc.                                            344          124,181
Alexandria Real Estate Equities, Inc.                     10,646          772,474
Altisource Residential Corp.                               9,073          286,344
American Assets Trust, Inc.                                5,207          175,684
American Campus Communities, Inc.                         15,864          592,520
American Capital Agency Corp.                             56,369        1,211,370
American Capital Mortgage Investment Corp.                 8,153          153,032
American Homes 4 Rent, Class A                             8,958          149,688
American Realty Capital Properties, Inc.                 109,202        1,531,012
Annaly Capital Management, Inc.                          137,301        1,506,192
Anworth Mortgage Asset Corp.                              19,542           96,928
Apollo Commercial Real Estate Finance, Inc.                7,441          123,744
Apollo Residential Mortgage, Inc.                          5,469           88,762
Arbor Realty Trust, Inc.                                   7,414           51,305
Arlington Asset Investment Corp.                           1,883           49,862
ARMOUR Residential REIT, Inc.                             58,317          240,266
Ashford Hospitality Prime, Inc.                            3,025           45,738
Ashford Hospitality Trust, Inc.                           11,685          131,690

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       20

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Associated Estates Realty Corp.                           10,239     $    173,449
Aviv REIT, Inc.                                            3,520           86,064
BioMed Realty Trust, Inc.                                 29,081          595,870
Blackstone Mortgage Trust, Inc., Class A                   6,620          190,325
Brandywine Realty Trust                                   23,241          336,065
BRE Properties, Inc.                                      11,717          735,593
BRT Realty Trust (a)                                       3,601           25,675
Camden Property Trust                                     12,650          851,851
Campus Crest Communities, Inc.                            10,740           93,223
Capstead Mortgage Corp.                                   13,114          166,023
CBL & Associates Properties, Inc.                         25,753          457,116
Cedar Realty Trust, Inc.                                  12,109           73,986
Chambers Street Properties                                36,585          284,265
Chatham Lodging Trust                                      5,995          121,219
Chesapeake Lodging Trust                                   8,583          220,841
Chimera Investment Corp.                                 164,642          503,805
Colony Financial, Inc.                                    14,537          319,087
CommonWealth REIT                                         16,555          435,397
Coresite Realty Corp.                                      3,504          108,624
Corporate Office Properties Trust                         13,407          357,162
Cousins Properties, Inc.                                  27,054          310,309
CubeSmart                                                 19,537          335,255
CyrusOne, Inc.                                             3,296           68,656
CYS Investments, Inc.                                     26,053          215,198
DCT Industrial Trust, Inc.                                47,705          375,915
DDR Corp.                                                 43,400          715,232
DiamondRock Hospitality Co.                               28,241          331,832
Digital Realty Trust, Inc.                                19,300        1,024,444
Douglas Emmett, Inc.                                      20,008          543,017
Duke Realty Corp.                                         49,363          833,247
DuPont Fabros Technology, Inc.                            10,020          241,181
EastGroup Properties, Inc.                                 4,779          300,647
Education Realty Trust, Inc.                              17,065          168,432
Empire State Realty Trust, Inc., Class A                  14,404          217,644
EPR Properties                                             8,344          445,486
Equity Lifestyle Properties, Inc.                         12,725          517,271
Equity One, Inc.                                           8,953          200,010
Essex Property Trust, Inc.                                 5,824          990,371
Excel Trust, Inc.                                         11,118          140,976
Extra Space Storage, Inc.                                 16,748          812,446
Federal Realty Investment Trust                            9,967        1,143,414
FelCor Lodging Trust, Inc. (a)                            19,363          175,042
First Industrial Realty Trust, Inc.                       15,801          305,275
First Potomac Realty Trust                                10,450          135,014
Franklin Street Properties Corp.                          12,427          156,580
Getty Realty Corp.                                         4,440           83,872
Gladstone Commercial Corp.                                 6,637          115,086
Glimcher Realty Trust                                     23,212          232,816
Government Properties Income Trust                         8,160          205,632
Gramercy Property Trust, Inc.                             12,243           63,174
Hatteras Financial Corp.                                  13,990          263,712
Healthcare Realty Trust, Inc.                             14,365          346,915
Healthcare Trust of America, Inc., Class A                25,818          294,067
Hersha Hospitality Trust                                  30,134          175,681
Highwoods Properties, Inc.                                13,243          508,664
Home Properties, Inc.                                      8,866          533,024
Hospitality Properties Trust                              22,405          643,472
Hudson Pacific Properties, Inc.                            9,092          209,752
Inland Real Estate Corp.                                  13,981          147,500
Invesco Mortgage Capital, Inc.                            19,909          327,901
Investors Real Estate Trust                               18,496          166,094
iStar Financial, Inc. (a)                                 11,816          174,404
Kilroy Realty Corp.                                       12,656          741,389
Kite Realty Group Trust                                   21,821          130,926
LaSalle Hotel Properties                                  15,451          483,771
Lexington Realty Trust                                    26,109          284,849
Liberty Property Trust                                    21,892          809,128
LTC Properties, Inc.                                       5,603          210,841
Mack-Cali Realty Corp.                                    12,852          267,193
Medical Properties Trust, Inc.                            25,638          327,910
MFA Financial, Inc.                                       50,243          389,383
Mid-America Apartment Communities, Inc.                   11,511          785,856
Monmouth Real Estate Investment Corp., Class A            10,453           99,722
National Health Investors, Inc.                            4,453          269,228
National Retail Properties, Inc.                          18,515          635,435
New York Mortgage Trust, Inc.                             17,960          139,729
NorthStar Realty Finance Corp.                            47,844          772,202
Omega Healthcare Investors, Inc.                          18,772          629,237
One Liberty Properties, Inc.                               3,179           67,776
Parkway Properties, Inc.                                  11,089          202,374
Pebblebrook Hotel Trust                                    9,575          323,348
Pennsylvania Real Estate Investment Trust                 10,676          192,702
PennyMac Mortgage Investment Trust (d)                    10,450          249,755
Piedmont Office Realty Trust, Inc., Class A               23,343          400,332
PMC Commercial Trust                                       5,235           24,029
Post Properties, Inc.                                      8,052          395,353
Potlatch Corp.                                             6,073          234,964
PS Business Parks, Inc.                                    2,968          248,184
RAIT Financial Trust                                       9,876           83,847
Ramco-Gershenson Properties Trust                         10,890          177,507
Rayonier, Inc.                                            18,813          863,705
Realty Income Corp.                                       31,050        1,268,703
Redwood Trust, Inc.                                       12,734          258,246
Regency Centers Corp.                                     13,766          702,892
Resource Capital Corp.                                    24,290          135,295

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       21
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
Retail Opportunity Investments Corp.                      11,004     $    164,400
Retail Properties of America, Inc., Class A               26,354          356,833
RLJ Lodging Trust                                         17,926          479,341
Rouse Properties, Inc.                                     5,638           97,199
Sabra Health Care REIT, Inc.                               6,658          185,692
Saul Centers, Inc.                                         2,852          135,071
Senior Housing Properties Trust                           28,824          647,675
Silver Bay Realty Trust Corp.                              6,204           96,286
SL Green Realty Corp.                                     14,068        1,415,522
Sovran Self Storage, Inc.                                  4,831          354,837
Spirit Realty Capital, Inc.                               52,757          579,272
STAG Industrial, Inc.                                      8,332          200,801
Starwood Property Trust, Inc.                             30,520          719,967
Starwood Waypoint Residential Trust (a)                    6,388          183,911
Strategic Hotels & Resorts, Inc. (a)                      28,674          292,188
Sun Communities, Inc.                                      6,054          272,975
Sunstone Hotel Investors, Inc.                            27,919          383,328
Supertel Hospitality, Inc. (a)                               985            1,743
Tanger Factory Outlet Centers                             15,165          530,775
Taubman Centers, Inc.                                      9,446          668,682
Terreno Realty Corp.                                       6,723          127,132
Two Harbors Investment Corp.                              55,141          565,195
UDR, Inc.                                                 37,716          974,204
UMH Properties, Inc.                                       9,986           97,663
Universal Health Realty Income Trust                       1,725           72,864
Urstadt Biddle Properties, Inc., Class A                   3,630           74,996
Walter Investment Management Corp. (a)                     5,793          172,805
Washington Real Estate Investment Trust                    9,975          238,203
Weingarten Realty Investors                               16,823          504,690
Winthrop Realty Trust                                      8,263           95,768
WP Carey, Inc.                                             9,287          557,870
                                                                     ------------
                                                                       53,040,547
---------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 5.8%
Accelrys, Inc. (a)                                         9,454          117,797
ACI Worldwide, Inc. (a)                                    5,965          353,068
Acorn Energy, Inc.                                         6,017           20,398
Actuate Corp. (a)                                          8,413           50,646
Advent Software, Inc.                                      6,286          184,557
Allscripts Healthcare Solutions, Inc. (a)                 24,263          437,462
American Software, Inc., Class A                           5,062           51,481
Angie's List, Inc. (a)                                     7,923           96,502
ANSYS, Inc. (a)                                           13,876        1,068,729
AOL, Inc. (a)                                             12,544          549,051
Aspen Technology, Inc. (a)                                14,185          600,877
athenahealth, Inc. (a)                                     5,634          902,792
Authentidate Holding Corp. (a)                            13,517           13,382
Blackbaud, Inc.                                            6,997          219,006
Blucora, Inc. (a)                                          7,234          142,437
Bottomline Technologies, Inc. (a)                          6,036          212,165
BroadSoft, Inc. (a)                                        4,796          128,197
Bsquare Corp. (a)                                          3,375           10,665
CACI International, Inc., Class A (a)                      3,395          250,551
Cadence Design Systems, Inc. (a)                          43,901          682,221
Calix, Inc. (a)                                            6,241           52,612
Callidus Software, Inc. (a)                                6,942           86,914
CIBER, Inc. (a)                                            9,585           43,899
Cogent Communications Group, Inc.                          7,587          269,566
CommVault Systems, Inc. (a)                                6,809          442,245
Computer Programs & Systems, Inc.                          1,810          116,926
Computer Task Group, Inc.                                  2,432           41,320
Compuware Corp.                                           32,380          339,990
Comverse, Inc. (a)                                         3,640          125,871
Concur Technologies, Inc. (a)                              7,261          719,347
Cornerstone OnDemand, Inc. (a)                             7,517          359,839
Crexendo, Inc. (a)                                         3,732           12,689
CSG Systems International, Inc.                            5,270          137,231
Datalink Corp. (a)                                         3,497           48,713
DealerTrack Holdings, Inc. (a)                             6,790          334,000
Demandware, Inc. (a)                                       4,556          291,857
DeVry Education Group, Inc. (c)                            8,225          348,658
Digimarc Corp.                                             1,650           51,810
Digital River, Inc. (a)                                    5,923          103,238
DST Systems, Inc.                                          4,313          408,829
Ebix, Inc. (b)                                             4,953           84,548
Envestnet, Inc. (a)                                        4,798          192,784
EPIQ Systems, Inc.                                         4,838           65,942
Equinix, Inc. (a)                                          7,421        1,371,698
Evolving Systems, Inc.                                     2,275           20,498
Fair Isaac Corp.                                           5,190          287,111
FalconStor Software, Inc. (a)                              9,942           15,708
FireEye, Inc. (a)                                          4,862          299,353
Forrester Research, Inc.                                   1,834           65,749
Fortinet, Inc. (a)                                        20,901          460,449
Gartner, Inc. (a)                                         13,883          964,035
GSE Systems, Inc. (a)                                      4,471            7,780
Guidance Software, Inc. (a)                                4,351           48,122
Guidewire Software, Inc. (a)                              10,336          506,981
The Hackett Group, Inc.                                    5,104           30,522
IAC/InterActiveCorp                                       11,848          845,829
ICG Group, Inc. (a)                                        7,137          145,737
iGATE Corp. (a)                                            4,787          150,982
Immersion Corp. (a)                                        5,721           60,357
Infoblox, Inc. (a)                                         7,439          149,226
Informatica Corp. (a)                                     16,525          624,314
Innodata, Inc. (a)                                         3,774           10,982

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       22

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Interactive Intelligence Group, Inc. (a)                   2,629     $    190,602
Internap Network Services Corp. (a)                        9,213           65,228
Internet Patents Corp. (a)                                 1,714            5,656
IntraLinks Holdings, Inc. (a)                              7,451           76,224
Inuvo, Inc. (a)                                           12,065            9,169
Ipass, Inc. (a)                                           10,039           16,564
j2 Global, Inc.                                            7,201          360,410
The KEYW Holding Corp. (a)                                 4,352           81,426
Leidos Holdings, Inc.                                     10,669          377,362
Limelight Networks, Inc. (a)                              19,332           42,144
LivePerson, Inc. (a)                                       9,143          110,356
LogMeIn, Inc. (a)                                          3,729          167,395
Looksmart Ltd. (a)                                         3,019            6,642
Manhattan Associates, Inc. (a)                            11,709          410,166
Mastech Holdings, Inc.                                     1,020           14,158
MedAssets, Inc. (a)                                        9,552          236,030
Medidata Solutions, Inc. (a)                               7,894          428,960
Mentor Graphics Corp.                                     14,680          323,254
Merge Healthcare, Inc. (a)                                13,770           33,599
Meru Networks, Inc. (a)                                    4,119           18,577
MicroStrategy, Inc., Class A (a)                           1,418          163,623
Mitek Systems, Inc. (a)                                    6,735           26,064
Monotype Imaging Holdings, Inc.                            6,249          188,345
NCI, Inc. (a)                                              1,401           14,893
Netscout Systems, Inc. (a)                                 5,756          216,310
NetSuite, Inc. (a)                                         4,759          451,296
NIC, Inc.                                                 10,231          197,561
Nuance Communications, Inc. (a)                           39,699          681,632
Palo Alto Networks, Inc. (a)                               7,170          491,862
PC-Tel, Inc.                                               3,495           30,511
PDF Solutions, Inc. (a)                                    4,645           84,400
Pegasystems, Inc.                                          2,803           99,002
Perficient, Inc. (a)                                       6,064          109,880
Premier, Inc., Class A (a)                                 4,685          154,371
Premiere Global Services, Inc. (a)                         6,927           83,540
Progress Software Corp. (a)                                7,977          173,899
PROS Holdings, Inc. (a)                                    4,136          130,325
PTC, Inc. (a)                                             17,845          632,248
QAD, Inc., Class A                                         1,149           23,474
QAD, Inc., Class B                                         1,021           17,367
QLIK Technologies, Inc. (a)                               13,629          362,395
Quality Systems, Inc.                                      7,261          122,566
Rackspace Hosting, Inc. (a)                               17,806          584,393
RealPage, Inc. (a)                                         7,962          144,590
RigNet, Inc. (a)                                           2,204          118,641
Rosetta Stone, Inc. (a)                                    3,184           35,724
Rovi Corp. (a)                                            15,342          349,491
Sapient Corp. (a)                                         16,803          286,659
Science Applications International Corp.                   6,201          231,855
SciQuest, Inc. (a)                                         4,083          110,302
Selectica, Inc. (a)                                        2,985           19,880
ServiceNow, Inc. (a)                                      15,620          935,950
Smith Micro Software, Inc. (a)                             7,292           14,511
SoftBrands, Inc. (a)                                         114               --
SolarWinds, Inc. (a)                                       9,927          423,188
Solera Holdings, Inc.                                     10,446          661,650
Splunk, Inc. (a)                                          13,238          946,385
SPS Commerce, Inc. (a)                                     2,803          172,244
SS&C Technologies Holdings, Inc. (a)                       9,629          385,353
Support.com, Inc. (a)                                     10,873           27,726
Synchronoss Technologies, Inc. (a)                         4,820          165,278
Synopsys, Inc. (a)                                        22,967          882,162
Syntel, Inc. (a)                                           2,208          198,499
Tableau Software, Inc., Class A (a)                        5,011          381,237
Tangoe, Inc. (a)                                           6,006          111,652
TeleCommunication Systems, Inc., Class A (a)               8,736           20,093
TeleNav, Inc. (a)                                          3,551           21,164
TIBCO Software, Inc. (a)                                  23,146          470,327
Twitter, Inc. (a)(b)                                      10,927          509,963
Tyler Technologies, Inc. (a)                               4,457          372,962
The Ultimate Software Group, Inc. (a)                      4,296          588,552
Unisys Corp. (a)                                           6,937          211,301
United Online, Inc.                                        3,255           37,628
Unwired Planet, Inc. (a)                                  11,796           25,597
Vantiv, Inc., Class A (a)                                 21,651          654,293
VASCO Data Security International, Inc. (a)                4,809           36,260
Verint Systems, Inc. (a)                                   8,298          389,425
VirnetX Holding Corp. (a)(b)                               6,877           97,516
Virtusa Corp. (a)                                          4,107          137,626
VMware, Inc., Class A (a)                                 12,910        1,394,538
Vocus, Inc. (a)                                            3,527           47,015
Voltari Corp. (a)(b)                                       1,272            4,554
Wave Systems Corp., Class A (a)                           12,658           11,519
Web.com Group, Inc. (a)                                    7,721          262,746
Workday, Inc., Class A (a)                                 5,202          475,619
Zix Corp. (a)                                             12,044           49,862
Zynga, Inc., Class A (a)                                 104,204          448,077
                                                                     ------------
                                                                       37,719,738
---------------------------------------------------------------------------------
SUPPORT SERVICES -- 4.7%
ABM Industries, Inc.                                       7,020          201,755
Acacia Research Corp.                                      7,944          121,384
Advanced Emissions Solutions, Inc. (a)                     3,711           91,068
The Advisory Board Co. (a)                                 5,558          357,101
AM Castle & Co. (a)                                        3,004           44,129
Amdocs Ltd.                                               23,417        1,087,954
AMN Healthcare Services, Inc. (a)                          7,283          100,068
AMREP Corp. (a)                                              600            3,792

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       23
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
Applied Industrial Technologies, Inc.                      5,953     $    287,173
ARC Document Solutions, Inc. (a)                           7,827           58,233
Barnes Group, Inc.                                         6,708          258,057
Barrett Business Services, Inc.                            1,189           70,829
Black Box Corp.                                            2,395           58,294
Booz Allen Hamilton Holding Corp.                          9,421          207,262
The Brink's Co.                                            6,746          192,598
Broadridge Financial Solutions, Inc.                      17,781          660,386
Cardtronics, Inc. (a)                                      7,083          275,175
Casella Waste Systems, Inc. (a)                            9,636           49,240
Cass Information Systems, Inc.                             1,314           67,750
CBIZ, Inc. (a)                                             6,146           56,297
CDI Corp.                                                  1,891           32,431
Cenveo, Inc. (a)                                          15,636           47,533
Clean Harbors, Inc. (a)                                    8,254          452,237
Comfort Systems USA, Inc.                                  5,684           86,624
Convergys Corp.                                           14,319          313,729
CoreLogic, Inc. (a)                                       13,800          414,552
The Corporate Executive Board Co.                          5,159          382,953
Corrections Corp. of America                              17,205          538,861
CoStar Group, Inc. (a)                                     4,349          812,132
CRA International, Inc. (a)                                1,964           43,149
Crawford & Co., Class B                                    3,747           40,880
Cross Country Healthcare, Inc. (a)                         4,815           38,857
Deluxe Corp.                                               7,636          400,661
Dice Holdings, Inc. (a)                                    6,055           45,170
DigitalGlobe, Inc. (a)                                    10,483          304,112
Document Security Systems, Inc. (a)(b)                     6,643            8,503
DXP Enterprises, Inc. (a)                                  1,677          159,198
ENGlobal Corp. (a)                                         3,131            4,916
Ennis, Inc.                                                3,906           64,722
Euronet Worldwide, Inc. (a)                                7,155          297,576
EVERTEC, Inc.                                             11,013          272,021
ExamWorks Group, Inc. (a)                                  4,621          161,781
ExlService Holdings, Inc. (a)                              4,795          148,213
Exponent, Inc.                                             2,101          157,701
FleetCor Technologies, Inc. (a)                           11,147        1,283,020
Franklin Covey Co. (a)                                     2,677           52,924
Frontline Capital Group (a)                                  300               --
FTI Consulting, Inc. (a)                                   5,990          199,707
Fuel Tech, Inc. (a)                                        3,071           15,355
Furmanite Corp. (a)                                        7,007           68,809
G&K Services, Inc., Class A                                2,859          174,885
Genpact Ltd. (a)                                          16,209          282,361
The Geo Group, Inc.                                       10,290          331,750
Global Cash Access Holdings, Inc. (a)                     10,402           71,358
Global Payments, Inc.                                     11,051          785,837
Global Power Equipment Group, Inc.                         2,352           46,781
GP Strategies Corp. (a)                                    3,185           86,728
HD Supply Holdings, Inc. (a)                               9,358          244,712
Heartland Payment Systems, Inc.                            5,532          229,301
Heidrick & Struggles International, Inc.                   2,179           43,733
Heritage-Crystal Clean, Inc. (a)                           1,910           34,628
Higher One Holdings, Inc. (a)                              5,856           42,339
Hudson Global, Inc. (a)                                    5,103           19,289
Huron Consulting Group, Inc. (a)                           3,528          223,605
ICF International, Inc. (a)                                3,065          122,018
InnerWorkings, Inc. (a)                                    5,931           45,431
Insperity, Inc.                                            3,118           96,596
Jack Henry & Associates, Inc.                             12,579          701,405
Kaman Corp.                                                3,831          155,845
Kelly Services, Inc., Class A                              3,722           88,323
Kforce, Inc.                                               4,287           91,399
Korn/Ferry International (a)                               7,436          221,370
Lawson Products, Inc. (a)                                    634           10,188
LifeLock, Inc. (a)                                        11,210          191,803
Lincoln Educational Services Corp.                         3,155           11,894
LinkedIn Corp. (a)                                        14,733        2,724,721
Lionbridge Technologies, Inc. (a)                          9,164           61,490
Management Network Group, Inc. (a)                         2,116            9,056
Manpowergroup, Inc.                                       11,578          912,694
MAXIMUS, Inc.                                             10,246          459,636
McGrath RentCorp                                           3,369          117,780
Metalico, Inc. (a)                                         7,655           12,478
Mistras Group, Inc. (a)                                    2,833           64,507
Mobile Mini, Inc.                                          6,067          263,065
ModusLink Global Solutions, Inc. (a)                       8,234           34,830
Monster Worldwide, Inc. (a)                               17,457          130,578
MSC Industrial Direct Co., Inc., Class A                   7,104          614,638
MWI Veterinary Supply, Inc. (a)                            2,061          320,733
Navigant Consulting, Inc. (a)                              7,309          136,386
NeuStar, Inc., Class A (a)                                 8,904          289,469
Odyssey Marine Exploration, Inc. (a)(b)                   16,995           38,919
On Assignment, Inc. (a)                                    7,148          275,841
Park-Ohio Holdings Corp. (a)                               1,596           89,615
Perma-Fix Environmental Services (a)                       1,637            7,989
PowerSecure International, Inc. (a)                        3,462           81,149
PRGX Global, Inc. (a)                                      5,118           35,468
Quad/Graphics, Inc.                                        3,688           86,484
Rentrak Corp. (a)                                          1,931          116,401
Resources Connection, Inc.                                 5,694           80,228
RPX Corp. (a)                                              6,187          100,724
RR Donnelley & Sons Co.                                   30,534          546,559
Schnitzer Steel Industries, Inc., Class A                  3,674          105,995

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      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       24

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
SUPPORT SERVICES (CONCLUDED)
ServiceSource International, Inc. (a)                      9,367     $     79,057
Sharps Compliance Corp. (a)                                3,560           16,305
The Standard Register Co. (a)                              1,878           15,155
StarTek, Inc. (a)                                          3,340           23,013
Swisher Hygiene, Inc. (a)                                 16,316            7,344
Sykes Enterprises, Inc. (a)                                5,857          116,379
Team, Inc. (a)                                             3,018          129,351
TeleTech Holdings, Inc. (a)                                2,889           70,809
Tetra Tech, Inc. (a)                                       9,437          279,241
Towers Watson & Co., Class A                               9,616        1,096,705
TrueBlue, Inc. (a)                                         6,199          181,383
UniFirst Corp.                                             2,188          240,549
United Rentals, Inc. (a)                                  14,062        1,335,046
United Stationers, Inc.                                    5,818          238,945
Universal Technical Institute, Inc.                        3,377           43,732
URS Corp.                                                 10,865          511,307
US Ecology, Inc.                                           3,122          115,889
Verisk Analytics, Inc., Class A (a)                       22,420        1,344,303
Viad Corp.                                                 2,807           67,480
WageWorks, Inc. (a)                                        4,832          271,123
Waste Connections, Inc.                                   18,225          799,348
WEX, Inc. (a)                                              5,771          548,534
                                                                     ------------
                                                                       30,698,882
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 5.2%
3D Systems Corp. (a)(b)                                   14,560          861,224
ADTRAN, Inc.                                               8,627          210,585
Advanced Energy Industries, Inc. (a)                       5,935          145,408
Advanced Micro Devices, Inc. (a)                          93,184          373,668
Agilysys, Inc. (a)                                         3,119           41,795
Alliance Fiber Optic Products, Inc.                        2,653           38,389
Amkor Technology, Inc. (a)                                18,692          128,227
Amtech Systems, Inc. (a)                                   2,148           26,141
ANADIGICS, Inc. (a)                                       15,240           25,908
Applied Micro Circuits Corp. (a)                          11,676          115,592
ARRIS Group, Inc. (a)                                     17,865          503,436
Aruba Networks, Inc. (a)                                  16,990          318,563
Atmel Corp. (a)                                           63,700          532,532
ATMI, Inc. (a)                                             4,973          169,132
Avago Technologies Ltd.                                   37,030        2,385,102
Aviat Networks, Inc. (a)                                  11,646           18,517
Aware, Inc. (a)                                            3,840           22,234
Axcelis Technologies, Inc. (a)                            19,244           41,375
AXT, Inc. (a)                                              4,192            9,222
Brocade Communications Systems, Inc. (a)                  67,206          713,056
Brooks Automation, Inc.                                    9,688          105,890
Cabot Microelectronics Corp. (a)                           3,558          156,552
CalAmp Corp. (a)(b)                                        5,523          153,926
Cavium, Inc. (a)                                           8,042          351,677
Ceva, Inc. (a)                                             4,009           70,398
Ciena Corp. (a)                                           16,392          372,754
Cirrus Logic, Inc. (a)                                     9,686          192,461
Clearfield, Inc. (a)                                       2,370           54,723
Cohu, Inc.                                                 3,077           33,047
Comtech Telecommunications Corp.                           2,512           80,032
Concurrent Computer Corp.                                  3,805           31,087
Contra Leap Wireless                                       8,850           22,302
Cray, Inc. (a)                                             6,296          234,967
Cree, Inc. (a)                                            18,130        1,025,433
CVD Equipment Corp. (a)(b)                                 1,397           19,516
Cypress Semiconductor Corp. (a)                           21,268          218,422
Dataram Corp. (a)                                          2,046            6,302
Diebold, Inc.                                              9,782          390,204
Digi International, Inc. (a)                               4,719           47,898
Diodes, Inc. (a)                                           5,275          137,783
Dot Hill Systems Corp. (a)                                12,021           46,521
DSP Group, Inc. (a)                                        3,838           33,160
Dycom Industries, Inc. (a)                                 5,349          169,082
EchoStar Corp., Class A (a)                                6,098          290,021
Electronics for Imaging, Inc. (a)                          7,503          324,955
Emcore Corp. (a)                                           4,946           24,977
Emulex Corp. (a)                                          14,355          106,083
Entegris, Inc. (a)                                        20,983          254,104
Entropic Communications, Inc. (a)                         15,197           62,156
Exar Corp. (a)                                             7,831           93,580
Extreme Networks, Inc. (a)                                15,559           90,242
Fairchild Semiconductor International, Inc. (a)           18,731          258,300
Finisar Corp. (a)                                         14,897          394,919
FormFactor, Inc. (a)                                       8,934           57,088
Freescale Semiconductor Ltd. (a)                          14,705          358,949
Fusion-io, Inc. (a)                                       15,152          159,399
GSI Technology, Inc. (a)                                   4,254           29,395
Harmonic, Inc. (a)                                        15,600          111,384
Hittite Microwave Corp.                                    4,649          293,073
Hutchinson Technology, Inc. (a)                            7,941           22,473
ID Systems, Inc. (a)                                       3,541           20,113
Identive Group, Inc. (a)                                   7,272            8,217
Ikanos Communications, Inc. (a)                           15,913           13,844
Imation Corp. (a)                                          6,548           37,782
Infinera Corp. (a)                                        18,795          170,659
Infosonics Corp. (a)                                       3,600           12,600
Ingram Micro, Inc., Class A (a)                           23,025          680,619
Inphi Corp. (a)                                            3,982           64,070
Insight Enterprises, Inc. (a)                              6,078          152,619
Integrated Device Technology, Inc. (a)                    20,792          254,286
Integrated Silicon Solution, Inc. (a)                      4,637           72,105
InterDigital, Inc.                                         6,324          209,388
International Rectifier Corp. (a)                         10,601          290,467
Intersil Corp., Class A                                   18,990          245,351
Ixia (a)                                                   9,113          113,913

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       25

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
IXYS Corp.                                                 3,911     $     44,390
JDS Uniphase Corp. (a)                                    35,369          495,166
Kopin Corp. (a)                                           10,311           38,976
Kulicke & Soffa Industries, Inc. (a)                      11,452          144,410
KVH Industries, Inc. (a)                                   2,945           38,756
Lantronix, Inc. (a)                                        5,337           11,101
Lattice Semiconductor Corp. (a)                           18,197          142,664
Lexmark International, Inc., Class A (c)                   9,295          430,266
Loral Space & Communications, Inc. (a)                     2,155          152,423
LRAD Corp. (a)                                             8,678           18,224
LTX-Credence Corp. (a)                                     8,384           74,701
Marvell Technology Group Ltd.                             60,218          948,433
Mattson Technology, Inc. (a)                              11,678           27,093
Maxim Integrated Products, Inc.                           41,416        1,371,698
MaxLinear, Inc., Class A (a)                               5,193           49,230
Mercury Systems, Inc. (a)                                  5,778           76,327
Micrel, Inc.                                               6,402           70,934
MICROS Systems, Inc. (a)                                  11,415          604,196
Microsemi Corp. (a)                                       14,005          350,545
MKS Instruments, Inc.                                      7,933          237,117
Monolithic Power Systems, Inc. (a)                         5,208          201,914
MoSys, Inc. (a)                                            7,932           36,011
Nanometrics, Inc. (a)                                      4,363           78,403
NCR Corp. (a)                                             25,185          920,512
NeoPhotonics Corp. (a)                                     4,610           36,557
NETGEAR, Inc. (a)                                          5,974          201,503
Netlist, Inc. (a)                                         10,122           19,232
Novatel Wireless, Inc. (a)                                 6,199           10,910
Oclaro, Inc. (a)                                          17,343           53,763
OmniVision Technologies, Inc. (a)                          8,340          147,618
ON Semiconductor Corp. (a)                                67,483          634,340
Oplink Communications, Inc. (a)                            3,237           58,137
Optical Cable Corp.                                        1,750            6,720
Overland Storage, Inc. (a)                                13,603           10,929
PAR Technology Corp. (a)                                   2,477           12,113
Parkervision, Inc. (a)                                    16,099           77,275
PC Connection, Inc.                                        2,523           51,267
Pendrell Corp. (a)                                        20,964           38,364
Pericom Semiconductor Corp. (a)                            3,697           28,948
Photronics, Inc. (a)                                       9,259           78,979
Pixelworks, Inc. (a)                                       3,290           18,227
Plantronics, Inc.                                          6,513          289,503
PLX Technology, Inc. (a)                                   7,293           44,123
PMC - Sierra, Inc. (a)                                    30,983          235,781
Polycom, Inc. (a)                                         24,303          333,437
Power Integrations, Inc.                                   4,528          297,852
Preformed Line Products Co.                                  401           27,489
Procera Networks, Inc. (a)                                 4,141           43,025
Pulse Electronics Corp. (a)                                1,702            6,553
QLogic Corp. (a)                                          13,407          170,939
Quantum Corp. (a)                                         46,623           56,880
QuickLogic Corp. (a)                                       9,826           51,193
Qumu Corp. (a)                                             2,149           34,384
Radisys Corp. (a)                                          4,631           16,625
Rambus, Inc. (a)                                          17,718          190,469
RF Micro Devices, Inc. (a)                                42,668          336,224
Riverbed Technology, Inc. (a)                             24,672          486,285
Rudolph Technologies, Inc. (a)                             5,897           67,285
ScanSource, Inc. (a)                                       4,292          174,985
Seachange International, Inc. (a)                          4,201           43,858
Semtech Corp. (a)                                         10,344          262,117
ShoreTel, Inc. (a)                                        10,755           92,493
Sigma Designs, Inc. (a)                                    6,824           32,482
Silicon Graphics International Corp. (a)                   5,817           71,433
Silicon Image, Inc. (a)                                   12,222           84,332
Silicon Laboratories, Inc. (a)                             5,876          307,021
Skyworks Solutions, Inc. (a)                              28,182        1,057,389
Sonic Foundry, Inc. (a)                                    2,214           23,778
Sonus Networks, Inc. (a)                                  42,059          141,739
Spansion, Inc., Class A (a)                                7,633          132,967
SunEdison, Inc. (a)                                       37,043          697,890
Super Micro Computer, Inc. (a)                             5,514           95,778
Superconductor Technologies, Inc. (a)                      2,902            7,835
Supertex, Inc. (a)                                         1,514           49,932
Synaptics, Inc. (a)                                        5,533          332,091
SYNNEX Corp. (a)                                           3,896          236,137
Systemax, Inc. (a)                                         1,175           17,519
Tech Data Corp. (a)                                        5,693          347,045
Teradyne, Inc. (a)                                        29,249          581,763
Tessera Technologies, Inc.                                 7,127          168,411
Transact Technologies, Inc.                                2,692           30,931
TriQuint Semiconductor, Inc. (a)                          24,603          329,434
Ultra Clean Holdings, Inc. (a)                             5,086           66,881
Ultratech, Inc. (a)                                        4,365          127,414
USA Technologies, Inc. (a)                                 8,836           18,379
VeriFone Systems, Inc. (a)                                17,081          577,679
ViaSat, Inc. (a)                                           6,520          450,141
Vitesse Semiconductor Corp. (a)                           10,712           44,990
VOXX International Corp. (a)                               3,490           47,743
West Corp.                                                 3,886           92,992
Westell Technologies, Inc., Class A (a)                   11,425           42,158
Zhone Technologies, Inc. (a)                               5,380           22,704
                                                                     ------------
                                                                       33,458,234
---------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)                      11,747           34,301
Schweitzer-Mauduit International, Inc.                     4,788          203,921
Star Scientific, Inc. (a)(b)                              26,933           21,134
Universal Corp.                                            3,104          173,483

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       26

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
TOBACCO (CONCLUDED)
Vector Group Ltd.                                         10,071     $    216,929
                                                                     ------------
                                                                          649,768
---------------------------------------------------------------------------------
TRAVEL & LEISURE -- 4.9%
Alaska Air Group, Inc.                                    10,314          962,399
Allegiant Travel Co.                                       2,114          236,620
Ambassadors Group, Inc.                                    4,485           17,761
American Airlines Group, Inc. (a)                         29,243        1,070,294
Avis Budget Group, Inc. (a)                               16,275          792,592
Bally Technologies, Inc. (a)                               5,989          396,891
Biglari Holdings, Inc. (a)                                   235          114,560
BJ's Restaurants, Inc. (a)                                 3,851          125,966
Bloomin' Brands, Inc. (a)                                 11,697          281,898
Bob Evans Farms, Inc.                                      4,018          201,021
Boyd Gaming Corp. (a)                                     12,757          168,392
Bravo Brio Restaurant Group, Inc. (a)                      3,909           55,156
Brinker International, Inc.                               10,322          541,389
Buffalo Wild Wings, Inc. (a)                               2,939          437,617
Burger King Worldwide, Inc.                               10,056          266,987
Carmike Cinemas, Inc. (a)                                  3,932          117,410
Carrols Restaurant Group, Inc. (a)                         4,377           31,383
Century Casinos, Inc. (a)                                  7,252           51,997
The Cheesecake Factory, Inc.                               7,119          339,078
Choice Hotels International, Inc.                          5,745          264,270
Churchill Downs, Inc.                                      1,975          180,318
Cinemark Holdings, Inc.                                   15,692          455,225
Cosi, Inc. (a)                                             3,314            3,894
Cracker Barrel Old Country Store, Inc.                     3,579          348,022
Denny's Corp. (a)                                         15,736          101,182
DineEquity, Inc.                                           2,642          206,261
Domino's Pizza, Inc.                                       8,718          671,024
Dover Downs Gaming & Entertainment, Inc. (a)               6,916           10,651
Dover Motorsports, Inc.                                    2,127            5,318
Dunkin' Brands Group, Inc.                                16,515          828,723
Einstein Noah Restaurant Group, Inc.                       2,916           47,997
Empire Resorts, Inc. (a)                                   3,211           22,670
Entertainment Gaming Asia, Inc. (a)                        3,165            2,849
Famous Dave's Of America, Inc. (a)                         1,417           34,688
Fiesta Restaurant Group, Inc. (a)                          4,111          187,420
Full House Resorts, Inc. (a)                               9,026           19,586
Gaming Partners International Corp. (a)                    1,026            9,470
Hawaiian Holdings, Inc. (a)                                7,867          109,823
Hertz Global Holdings, Inc. (a)                           67,329        1,793,645
Hilton Worldwide Holdings, Inc. (a)                       18,961          421,693
HomeAway, Inc. (a)                                        10,049          378,546
Hyatt Hotels Corp., Class A (a)                            8,874          477,510
International Speedway Corp., Class A                      3,616          122,908
Interval Leisure Group, Inc.                               6,112          159,768
Isle of Capri Casinos, Inc. (a)                            6,156           47,217
Jack in the Box, Inc. (a)                                  6,471          381,401
Jamba, Inc. (a)                                            3,394           40,711
JetBlue Airways Corp. (a)                                 32,774          284,806
Krispy Kreme Doughnuts, Inc. (a)                          10,369          183,842
Las Vegas Sands Corp.                                     57,968        4,682,655
Life Time Fitness, Inc. (a)                                5,819          279,894
Luby's, Inc. (a)                                           4,115           25,348
The Madison Square Garden Co., Class A (a)                 9,390          533,164
The Marcus Corp.                                           3,675           61,373
Marriott Vacations Worldwide Corp. (a)                     5,152          288,048
MGM Resorts International (a)                             50,447        1,304,559
Monarch Casino & Resort, Inc. (a)                          2,415           44,750
Morgans Hotel Group Co. (a)                                9,009           72,432
MTR Gaming Group, Inc. (a)                                 6,616           33,940
Multimedia Games Holding Co., Inc. (a)                     4,756          138,114
Norwegian Cruise Line Holdings Ltd. (a)                   13,746          443,583
Orbitz Worldwide, Inc. (a)                                 7,761           60,846
Orient-Express Hotels Ltd., Class A (a)                   14,677          211,496
Panera Bread Co., Class A (a)                              4,045          713,821
Papa John's International, Inc.                            5,008          260,967
Penn National Gaming, Inc. (a)                            11,340          139,709
Pinnacle Entertainment, Inc. (a)                           8,495          201,332
Popeyes Louisiana Kitchen, Inc. (a)                        4,017          163,251
Premier Exhibitions, Inc. (a)                              8,491            7,914
Reading International, Inc., Class A (a)                   6,261           45,893
Red Lion Hotels Corp. (a)                                  5,821           33,936
Red Robin Gourmet Burgers, Inc. (a)                        2,150          154,112
Regal Entertainment Group, Class A                        12,932          241,570
Republic Airways Holdings, Inc. (a)                        7,388           67,526
Rick's Cabaret International, Inc. (a)                     2,311           26,045
Royal Caribbean Cruises Ltd.                              24,049        1,312,113
Ruby Tuesday, Inc. (a)                                     8,805           49,396
Ruth's Hospitality Group, Inc.                             6,152           74,378
Ryman Hospitality Properties                               7,741          329,147
Scientific Games Corp., Class A (a)                        7,878          108,165
SeaWorld Entertainment, Inc.                               8,596          259,857
Six Flags Entertainment Corp.                             14,321          574,988
SkyWest, Inc.                                              6,187           78,946
Sonic Corp. (a)                                            8,547          194,786

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       27

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                             SHARES         VALUE
---------------------------------------------------------------------------------
TRAVEL & LEISURE (CONCLUDED)
Speedway Motorsports, Inc.                                 1,363     $     25,529
Spirit Airlines, Inc. (a)                                 11,052          656,489
Steiner Leisure Ltd. (a)                                   2,066           95,553
Texas Roadhouse, Inc.                                      8,954          233,520
Town Sports International Holdings, Inc.                   4,306           36,558
Travelzoo, Inc. (a)                                        2,406           55,097
United Continental Holdings, Inc. (a)                     55,844        2,492,318
Vail Resorts, Inc.                                         5,362          373,731
The Wendy's Co.                                           42,087          383,833
World Wrestling Entertainment, Inc.                        4,661          134,610
                                                                     ------------
                                                                       31,716,141
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 96.5%                                          626,133,402
---------------------------------------------------------------------------------

=================================================================================

                                                        BENEFICIAL
                                                         INTEREST
OTHER INTERESTS (e)                                       (000)
---------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.0%
Primus Telecommunications Group, Inc.                     $   29                1
---------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Merck KGaA                                                     3               --
---------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
AmeriVest Properties, Inc.                                     4               --
---------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Gerber Scientific, Inc.                                        4               --
---------------------------------------------------------------------------------
TRAVEL & LEISURE -- 0.0%
FRD Acquisition Co.                                           13               --
---------------------------------------------------------------------------------
TOTAL OTHER INTERESTS -- 0.0%                                                   1
---------------------------------------------------------------------------------

WARRANTS (F)                                              SHARES         VALUE
---------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 0.0%
Federal-Mogul Corp., Class A, (Issued 12/27/07, 1
  Share for 1 Warrant, Expires 12/27/14, Strike
  Price $45.82)                                              249     $          4
---------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 0.0%
Magnum Hunter Resources Corp., (Issued 12/27/07, 1
  Share for 1 Warrant, Expires 4/15/16, Strike
  Price $45.82)                                            2,485               --
---------------------------------------------------------------------------------
TOTAL WARRANTS -- 0.0%                                                          4
---------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST -- $380,691,249) -- 96.5%                                       626,133,407
---------------------------------------------------------------------------------

=================================================================================

SHORT-TERM SECURITIES
---------------------------------------------------------------------------------
BlackRock Liquidity Funds, TempCash, Institutional
  Class, 0.06% (d)(g)                                 21,169,598       21,169,598
---------------------------------------------------------------------------------

                                                        BENEFICIAL
                                                         INTEREST
                                                          (000)
---------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC, Money Market
  Series, 0.16% (d)(g)(h)                               $  9,699        9,698,634
---------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST -- $30,868,232) -- 4.8%                                          30,868,232
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST -- $411,559,481*) -- 101.3%                                     657,001,639
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3)%                        (8,134,264)
                                                                     ------------
NET ASSETS -- 100.0%                                                 $648,867,375
                                                                     ------------

* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                             $414,504,557
                                                                     ------------
Gross unrealized appreciation                                        $262,246,688
Gross unrealized depreciation                                         (19,749,606)
                                                                     ------------
Net unrealized appreciation                                          $242,497,082
                                                                     ------------

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged in connection with outstanding financial futures contracts.

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       28

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

(d) Investments in issuers considered to be an affiliate of the Master Series during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

------------------------------------------------------------------------------------------------------------------------
                              SHARES/                                            SHARES/
                             BENEFICIAL                                         BENEFICIAL
                              INTEREST        SHARES/                            INTEREST
                              HELD AT       BENEFICIAL          SHARES/          HELD AT         VALUE AT
                            DECEMBER 31,     INTEREST         BENEFICIAL         MARCH 31,       MARCH 31,
AFFILIATE                       2013        PURCHASED       INTEREST SOLD          2014            2014          INCOME
------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
  Funds, TempCash
  Institutional Class       24,257,699              -        (3,088,101)(1)     21,169,598     $21,169,598     $  2,169
BlackRock Liquidity
  Series, LLC, Money
  Market Series            $20,519,002              -      $(10,820,368)(1)     $9,698,634     $ 9,698,634     $130,906
PennyMac Mortgage
  Investment Trust               5,478          4,972                 -             10,450     $   249,755     $  3,232
------------------------------------------------------------------------------------------------------------------------

      (1) Represents net shares/beneficial interest sold.
(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)   Represents the current yield as of report date.
(h) Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

  o Financial futures contracts outstanding as of March 31, 2014 were as follows:

------------------------------------------------------------------------------------------------------------------
CONTRACTS                                                                                             UNREALIZED
PURCHASED                                                                             NOTIONAL       APPRECIATION
                         ISSUE                  EXCHANGE            EXPIRATION          VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
      97       Russell 2000 Mini Index   ICE Futures US Indicies     June 2014      $ 11,353,850      $ (149,243)
      77        S&P MidCap 400 E-Mini      Chicago Mercantile        June 2014      $ 10,586,730          25,201
------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                 $ (124,042)
                                                                                                      ------------

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

  o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

  o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series's own assumptions used in determining the fair value of investments and derivative financial instruments)

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       29

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series's policy regarding valuation of investments and derivative financial instruments, please refer to the Series's most recent financial statements as contained in its annual report.

The following tables summarize the Series's investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Aerospace & Defense                         $  10,746,833           --             --        $  10,746,833
  Alternative Energy                              1,110,374           --             --            1,110,374
  Automobiles & Parts                            13,122,481           --             --           13,122,481
  Banks                                          33,586,853           --             --           33,586,853
  Beverages                                         497,665           --             --              497,665
  Chemicals                                      15,955,588           --             --           15,955,588
  Construction & Materials                       16,924,097           --             --           16,924,097
  Electricity                                     9,140,271           --             --            9,140,271
  Electronic & Electrical Equipment              18,533,039           --             --           18,533,039
  Financial Services                             21,317,176           --             --           21,317,176
  Fixed Line Telecommunications                   2,615,468           --             --            2,615,468
  Food & Drug Retailers                           4,723,276           --             --            4,723,276
  Food Producers                                 10,877,123           --             --           10,877,123
  Forestry & Paper                                1,942,427           --             --            1,942,427
  Gas, Water & Multi-Utilities                    9,047,183           --             --            9,047,183
  General Industrials                             8,068,952           --             --            8,068,952
  General Retailers                              29,382,256           --             --           29,382,256
  Health Care Equipment & Services               32,494,860           --             --           32,494,860
  Household Goods & Home Construction            11,818,037           --             --           11,818,037
  Industrial Engineering                         19,835,028           --             --           19,835,028
  Industrial Metals & Mining                      3,919,467           --             --            3,919,467
  Industrial Transportation                       9,219,604           --             --            9,219,604
  Leisure Goods                                   5,804,205           --             --            5,804,205
  Life Insurance                                  3,280,959           --             --            3,280,959
  Media                                          25,533,819           --             --           25,533,819
  Mining                                          3,305,527           --             --            3,305,527
  Mobile Telecommunications                       5,152,761           --             --            5,152,761
  Nonlife Insurance                              21,077,418           --             --           21,077,418
  Oil & Gas Producers                            23,452,758           --             --           23,452,758
  Oil Equipment, Services & Distribution         16,344,403           --             --           16,344,403

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       30

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1          LEVEL 2        LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------
ASSETS (CONCLUDED):
Investments (concluded):
Common Stocks (concluded):
  Personal Goods                              $   9,676,510              --      $      --     $   9,676,510
  Pharmaceuticals & Biotechnology                33,963,106              --            241        33,963,347
  Real Estate Investment & Services               6,380,327              --             --         6,380,327
  Real Estate Investment Trusts (REITs)          53,040,547              --             --        53,040,547
  Software & Computer Services                   37,719,738              --             --        37,719,738
  Support Services                               30,698,882              --             --        30,698,882
  Technology Hardware & Equipment                33,435,932              --         22,302        33,458,234
  Tobacco                                           649,768              --             --           649,768
  Travel & Leisure                               31,716,141              --             --        31,716,141
Other Interests:
  Fixed Line Telecommunications                          --              --              1                 1
Warrants:
  Automobiles & Parts                                     4              --             --                 4
Short-Term Investment Fund                       21,169,598     $ 9,698,634             --        30,868,232
                                              --------------------------------------------------------------
TOTAL                                         $ 647,280,461     $ 9,698,634      $  22,544     $ 657,001,639
                                              --------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2        LEVEL 3        TOTAL
------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
ASSETS:
Equity contracts                              $      25,201              --             --     $      25,201
LIABILITIES:
Equity contracts                                   (149,243)             --             --          (149,243)
                                              --------------------------------------------------------------
TOTAL                                         $    (124,042)             --             --     $    (124,042)
                                              --------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Master Series's assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1          LEVEL 2         LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash pledged for financial
    futures contracts                         $    235,000                --          --        $    235,000
LIABILITIES:
  Bank overdraft                                        --      $   (174,638)         --            (174,638)
  Collateral on securities
     loaned at value                                    --        (9,698,634)         --          (9,698,634)
                                              --------------------------------------------------------------
TOTAL                                         $    235,000      $ (9,873,272)         --        $ (9,638,272)
                                              --------------------------------------------------------------

There were no transfers between levels during the period ended March 31, 2014.

--------------------------------------------------------------------------------
      QUANTITATIVE MASTER SERIES LLC                     MARCH 31, 2014       31

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    5/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    5/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/27/2014
         ------------------------------